Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Extended Market Index Portfolio

September 30, 2020

VEMI-QTLY-1120
1.9887319.102

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	170	$8,524
Bandwidth, Inc. (a)	299	52,196
Cincinnati Bell, Inc. (a)	784	11,760
Cogent Communications Group, Inc.	606	36,390
Consolidated Communications Holdings, Inc. (a)	937	5,332
GCI Liberty, Inc. (a)	1,463	119,907
Iridium Communications, Inc. (a)	1,675	42,847
Liberty Latin America Ltd.:
Class A (a)	862	7,112
Class C (a)	2,905	23,647
ORBCOMM, Inc. (a)	945	3,213
PDVWireless, Inc. (a)	183	5,986
Vonage Holdings Corp. (a)	3,315	33,912
		350,826
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	773	3,641
Cinemark Holdings, Inc.	1,524	15,240
Glu Mobile, Inc. (a)	2,081	15,972
Lions Gate Entertainment Corp.:
Class A (a)(b)	1,049	9,945
Class B (a)	1,617	14,100
Madison Square Garden Entertainment Corp. (a)	254	17,396
Marcus Corp.	292	2,257
Rosetta Stone, Inc. (a)	347	10,403
Sciplay Corp. (A Shares) (a)	327	5,304
The Madison Square Garden Co. (a)	248	37,319
World Wrestling Entertainment, Inc. Class A	688	27,843
Zynga, Inc. (a)	14,492	132,167
		291,587
Interactive Media & Services - 1.7%
ANGI Homeservices, Inc. Class A (a)	1,066	11,827
CarGurus, Inc. Class A (a)	1,229	26,583
Cars.com, Inc. (a)	913	7,377
Eventbrite, Inc. (a)	967	10,492
EverQuote, Inc. Class A (a)	118	4,560
Liberty TripAdvisor Holdings, Inc. (a)	1,194	2,066
Match Group, Inc. (a)	3,767	416,819
Pinterest, Inc. Class A (a)	6,703	278,242
QuinStreet, Inc. (a)	740	11,722
TripAdvisor, Inc.	1,381	27,054
TrueCar, Inc. (a)	1,512	7,560
Yelp, Inc. (a)(b)	972	19,527
Zillow Group, Inc.:
Class A (a)	536	54,425
Class C (a)(b)	2,055	208,767
		1,087,021
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	4,799	124,774
AMC Networks, Inc. Class A (a)(b)	563	13,912
Cable One, Inc.	79	148,949
Cardlytics, Inc. (a)(b)	393	27,734
Central European Media Enterprises Ltd. Class A (a)	1,350	5,657
Clear Channel Outdoor Holdings, Inc. (a)	6,784	6,784
comScore, Inc. (a)	1,005	2,050
Cumulus Media, Inc. (a)	244	1,310
E.W. Scripps Co. Class A	863	9,873
Entercom Communications Corp. Class A	2,015	3,244
Gannett Co., Inc. (b)	1,664	2,163
Gray Television, Inc. (a)	1,316	18,121
Interpublic Group of Companies, Inc.	5,597	93,302
John Wiley & Sons, Inc. Class A	639	20,263
Loral Space & Communications Ltd.	194	3,550
Meredith Corp.	634	8,318
MSG Network, Inc. Class A (a)(b)	605	5,790
National CineMedia, Inc.	1,060	2,878
News Corp.:
Class A	5,459	76,535
Class B	1,948	27,233
Nexstar Broadcasting Group, Inc. Class A	650	58,455
Scholastic Corp.	409	8,585
Sinclair Broadcast Group, Inc. Class A (b)	672	12,923
Sirius XM Holdings, Inc.	17,665	94,684
TechTarget, Inc. (a)	343	15,078
Tegna, Inc.	3,130	36,778
The New York Times Co. Class A (b)	2,079	88,960
WideOpenWest, Inc. (a)	733	3,804
		921,707
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	693	7,065
Gogo, Inc. (a)(b)	722	6,671
NII Holdings, Inc. (a)(c)	1,280	2,778
Shenandoah Telecommunications Co.	730	32,438
Telephone & Data Systems, Inc.	1,458	26,886
U.S. Cellular Corp. (a)	228	6,733
		82,571

TOTAL COMMUNICATION SERVICES		2,733,712

CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.2%
Adient PLC (a)	1,323	22,928
American Axle & Manufacturing Holdings, Inc. (a)	1,546	8,920
Autoliv, Inc.	1,130	82,354
BorgWarner, Inc.	3,033	117,498
Cooper Tire & Rubber Co.	742	23,521
Cooper-Standard Holding, Inc. (a)	242	3,197
Dana, Inc.	2,041	25,145
Delphi Technologies PLC (a)	1,231	20,570
Dorman Products, Inc. (a)	416	37,598
Fox Factory Holding Corp. (a)	596	44,301
Gentex Corp.	3,592	92,494
Gentherm, Inc. (a)	451	18,446
LCI Industries	362	38,477
Lear Corp.	785	85,604
Modine Manufacturing Co. (a)	755	4,719
Motorcar Parts of America, Inc. (a)(b)	257	3,999
Standard Motor Products, Inc.	280	12,502
Stoneridge, Inc. (a)	410	7,532
Tenneco, Inc. (a)	696	4,830
The Goodyear Tire & Rubber Co.	3,300	25,311
Veoneer, Inc. (a)(b)	1,348	19,816
Visteon Corp. (a)	401	27,757
Workhorse Group, Inc. (a)(b)	1,331	33,648
		761,167
Automobiles - 0.2%
Harley-Davidson, Inc.	2,202	54,037
Thor Industries, Inc.	795	75,732
Winnebago Industries, Inc.	483	24,957
		154,726
Distributors - 0.3%
Core-Mark Holding Co., Inc.	649	18,776
Funko, Inc. (a)(b)	308	1,783
Pool Corp.	581	194,368
		214,927
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	763	18,724
American Public Education, Inc. (a)	232	6,540
Bright Horizons Family Solutions, Inc. (a)	877	133,339
Career Education Corp. (a)	1,064	13,023
Carriage Services, Inc.	216	4,819
Chegg, Inc. (a)	1,803	128,806
Collectors Universe, Inc.	128	6,335
Frontdoor, Inc. (a)	1,227	47,743
Graham Holdings Co.	59	23,842
Grand Canyon Education, Inc. (a)	680	54,359
H&R Block, Inc.	2,779	45,270
Houghton Mifflin Harcourt Co. (a)	1,867	3,230
K12, Inc. (a)	624	16,436
Laureate Education, Inc. Class A (a)	1,511	20,066
OneSpaWorld Holdings Ltd. (b)	785	5,103
Regis Corp. (a)	422	2,591
Select Interior Concepts, Inc. (a)	320	2,208
Service Corp. International	2,562	108,065
ServiceMaster Global Holdings, Inc. (a)	1,898	75,692
Strategic Education, Inc.	359	32,838
Weight Watchers International, Inc. (a)	658	12,416
		761,445
Hotels, Restaurants & Leisure - 2.4%
Biglari Holdings, Inc. (a)	16	1,424
BJ's Restaurants, Inc.	302	8,891
Bloomin' Brands, Inc.	1,149	17,545
Boyd Gaming Corp.	1,148	35,232
Brinker International, Inc.	639	27,298
Caesars Entertainment, Inc. (a)	2,890	162,013
Carrols Restaurant Group, Inc. (a)	522	3,367
Choice Hotels International, Inc.	414	35,587
Churchill Downs, Inc.	518	84,859
Chuy's Holdings, Inc. (a)	299	5,854
Cracker Barrel Old Country Store, Inc.	341	39,099
Dave & Buster's Entertainment, Inc. (b)	671	10,172
Del Taco Restaurants, Inc. (a)	372	3,050
Denny's Corp. (a)	1,054	10,540
Dine Brands Global, Inc.	233	12,719
Drive Shack, Inc. (a)	961	1,076
Dunkin' Brands Group, Inc.	1,184	96,981
El Pollo Loco Holdings, Inc. (a)(b)	281	4,552
Everi Holdings, Inc. (a)	1,177	9,710
Extended Stay America, Inc. unit	2,290	27,366
Fiesta Restaurant Group, Inc. (a)	270	2,530
Golden Entertainment, Inc. (a)	230	3,181
Hilton Grand Vacations, Inc. (a)	1,302	27,316
Hyatt Hotels Corp. Class A	507	27,059
Jack in the Box, Inc.	334	26,490
Lindblad Expeditions Holdings (a)	438	3,727
Marriott Vacations Worldwide Corp.	590	53,578
Monarch Casino & Resort, Inc. (a)	187	8,340
Noodles & Co. (a)	507	3,483
Papa John's International, Inc.	474	39,001
Penn National Gaming, Inc. (a)	2,084	151,507
Planet Fitness, Inc. (a)	1,151	70,925
Playa Hotels & Resorts NV (a)(b)	949	3,976
PlayAGS, Inc. (a)	458	1,621
Red Robin Gourmet Burgers, Inc. (a)(b)	228	3,000
Red Rock Resorts, Inc.	940	16,074
Ruth's Hospitality Group, Inc.	487	5,386
Scientific Games Corp. Class A (a)	805	28,103
SeaWorld Entertainment, Inc. (a)	734	14,474
Shake Shack, Inc. Class A (a)(b)	529	34,110
Six Flags Entertainment Corp.	1,086	22,046
Texas Roadhouse, Inc. Class A	939	57,082
The Cheesecake Factory, Inc. (b)	600	16,644
Twin River Worldwide Holdings, Inc.	244	6,410
Vail Resorts, Inc.	583	124,745
Wendy's Co.	2,578	57,477
Wingstop, Inc.	426	58,213
Wyndham Destinations, Inc.	1,224	37,650
Wyndham Hotels & Resorts, Inc.	1,340	67,670
		1,569,153
Household Durables - 1.9%
Beazer Homes U.S.A., Inc. (a)	389	5,135
Cavco Industries, Inc. (a)	127	22,899
Century Communities, Inc. (a)	417	17,652
Ethan Allen Interiors, Inc.	307	4,157
GoPro, Inc. Class A (a)	1,983	8,983
Helen of Troy Ltd. (a)	365	70,635
Hooker Furniture Corp.	166	4,288
Installed Building Products, Inc. (a)	329	33,476
iRobot Corp. (a)	400	30,360
KB Home	1,266	48,602
La-Z-Boy, Inc.	662	20,939
Leggett & Platt, Inc.	1,904	78,388
LGI Homes, Inc. (a)	315	36,594
Lovesac (a)(b)	170	4,711
M.D.C. Holdings, Inc.	720	33,912
M/I Homes, Inc. (a)	418	19,249
Meritage Homes Corp. (a)	551	60,825
Mohawk Industries, Inc. (a)	859	83,830
Newell Brands, Inc.	5,428	93,144
Skyline Champion Corp. (a)	787	21,068
Sonos, Inc. (a)	1,261	19,142
Taylor Morrison Home Corp. (a)	1,863	45,811
Tempur Sealy International, Inc. (a)	690	61,541
Toll Brothers, Inc.	1,686	82,041
TopBuild Corp. (a)	476	81,248
TRI Pointe Homes, Inc. (a)	1,854	33,632
Tupperware Brands Corp.	716	14,435
Turtle Beach Corp. (a)	235	4,277
Universal Electronics, Inc. (a)	214	8,076
Whirlpool Corp.	903	166,053
Zagg, Inc. (a)(b)	548	1,534
		1,216,637
Internet & Direct Marketing Retail - 1.4%
1-800-FLOWERS.com, Inc. Class A (a)	372	9,278
Chewy, Inc. (a)(b)	1,033	56,639
Duluth Holdings, Inc. (a)(b)	176	2,151
Etsy, Inc. (a)	1,729	210,298
Groupon, Inc. (a)	354	7,222
GrubHub, Inc. (a)	1,328	96,054
Lands' End, Inc. (a)(b)	248	3,231
Overstock.com, Inc. (a)	611	44,389
PetMed Express, Inc.	312	9,865
Quotient Technology, Inc. (a)	1,194	8,812
Qurate Retail, Inc. Series A (a)(b)	5,569	39,985
Revolve Group, Inc. (a)	239	3,927
Shutterstock, Inc.	328	17,069
Stamps.com, Inc. (a)	256	61,683
Stitch Fix, Inc. (a)(b)	823	22,328
The RealReal, Inc. (a)	843	12,198
The Rubicon Project, Inc. (a)(b)	1,710	11,876
Wayfair LLC Class A (a)	991	288,391
		905,396
Leisure Products - 0.6%
Acushnet Holdings Corp.	487	16,368
American Outdoor Brands, Inc. (a)	150	1,955
Brunswick Corp.	1,139	67,098
Callaway Golf Co.	1,392	26,643
Clarus Corp.	358	5,051
Johnson Outdoors, Inc. Class A	111	9,090
Malibu Boats, Inc. Class A (a)	294	14,571
Mattel, Inc. (a)(b)	4,973	58,184
MCBC Holdings, Inc. (a)	292	5,107
Polaris, Inc.	829	78,208
Smith & Wesson Brands, Inc.	772	11,981
Sturm, Ruger & Co., Inc.	266	16,269
Vista Outdoor, Inc. (a)	833	16,810
YETI Holdings, Inc. (a)	1,081	48,991
		376,326
Multiline Retail - 0.3%
Big Lots, Inc.	514	22,924
Dillard's, Inc. Class A	91	3,323
Kohl's Corp.	2,266	41,989
Macy's, Inc. (b)	4,407	25,120
Nordstrom, Inc. (b)	1,548	18,452
Ollie's Bargain Outlet Holdings, Inc. (a)	833	72,763
		184,571
Specialty Retail - 2.7%
Aaron's, Inc. Class A	965	54,667
Abercrombie & Fitch Co. Class A	858	11,952
Advance Auto Parts, Inc.	1,002	153,807
America's Car Mart, Inc. (a)	99	8,403
American Eagle Outfitters, Inc. (b)	2,144	31,753
Asbury Automotive Group, Inc. (a)	277	26,994
At Home Group, Inc. (a)	746	11,086
AutoNation, Inc. (a)	839	44,408
Barnes & Noble Education, Inc. (a)(b)	639	1,649
Bed Bath & Beyond, Inc. (b)	1,804	27,024
Boot Barn Holdings, Inc. (a)	417	11,734
Caleres, Inc.	498	4,761
Camping World Holdings, Inc.	469	13,953
Carvana Co. Class A (a)	805	179,563
Chico's FAS, Inc.	2,085	2,028
Citi Trends, Inc.	179	4,471
Conn's, Inc. (a)	275	2,910
Dick's Sporting Goods, Inc.	940	54,407
DSW, Inc. Class A (b)	839	4,556
Express, Inc. (a)	1,146	699
Five Below, Inc. (a)	813	103,251
Floor & Decor Holdings, Inc. Class A (a)	1,495	111,826
Foot Locker, Inc.	1,500	49,545
GameStop Corp. Class A (a)(b)	782	7,976
Gap, Inc.	2,955	50,324
Genesco, Inc. (a)	223	4,803
Group 1 Automotive, Inc.	243	21,479
Guess?, Inc.	540	6,275
Haverty Furniture Companies, Inc.	269	5,633
Hibbett Sports, Inc. (a)	255	10,001
L Brands, Inc.	3,356	106,754
Lithia Motors, Inc. Class A (sub. vtg.)	323	73,625
Lumber Liquidators Holdings, Inc. (a)	398	8,776
MarineMax, Inc. (a)	341	8,753
Michaels Companies, Inc. (a)(b)	1,104	10,659
Monro, Inc.	492	19,960
Murphy U.S.A., Inc. (a)	391	50,154
National Vision Holdings, Inc. (a)(b)	1,158	44,282
Party City Holdco, Inc. (a)(b)	1,405	3,653
Penske Automotive Group, Inc. (b)	459	21,876
Rent-A-Center, Inc.	720	21,521
RH (a)	222	84,942
Sally Beauty Holdings, Inc. (a)	1,632	14,182
Shoe Carnival, Inc. (b)	113	3,795
Signet Jewelers Ltd.	750	14,025
Sleep Number Corp. (a)	405	19,809
Sonic Automotive, Inc. Class A (sub. vtg.)	344	13,815
Sportsman's Warehouse Holdings, Inc. (a)	635	9,087
The Buckle, Inc.	435	8,870
The Cato Corp. Class A (sub. vtg.)	355	2,776
The Children's Place Retail Stores, Inc.	215	6,095
The ODP Corp.	755	14,685
Tilly's, Inc.	336	2,026
Urban Outfitters, Inc. (a)	985	20,498
Williams-Sonoma, Inc.	1,134	102,559
Winmark Corp.	42	7,232
Zumiez, Inc. (a)	305	8,485
		1,724,832
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	2,162	38,916
Carter's, Inc.	628	54,372
Columbia Sportswear Co.	439	38,184
Crocs, Inc. (a)	972	41,534
Deckers Outdoor Corp. (a)	404	88,884
Fossil Group, Inc. (a)(b)	592	3,398
G-III Apparel Group Ltd. (a)	648	8,495
Hanesbrands, Inc.	5,082	80,042
Kontoor Brands, Inc.	672	16,262
Levi Strauss & Co. Class A	931	12,475
Movado Group, Inc.	293	2,912
Oxford Industries, Inc. (b)	272	10,978
PVH Corp.	1,021	60,892
Ralph Lauren Corp.	694	47,171
Rocky Brands, Inc.	111	2,756
Samsonite International SA (a)(d)	20,400	20,714
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,960	59,231
Steven Madden Ltd.	1,161	22,640
Tapestry, Inc.	3,972	62,082
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,738	30,748
Class C (non-vtg.) (a)	2,774	27,296
Unifi, Inc. (a)	238	3,056
Vera Bradley, Inc. (a)	252	1,540
Wolverine World Wide, Inc.	1,205	31,137
		765,715

TOTAL CONSUMER DISCRETIONARY		8,634,895

CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	132	116,604
Coca-Cola Bottling Co. Consolidated	67	16,126
Craft Brew Alliance, Inc. (a)	221	3,647
Keurig Dr. Pepper, Inc.	6,678	184,313
MGP Ingredients, Inc. (b)	208	8,266
National Beverage Corp. (a)(b)	169	11,494
Newage, Inc. (a)(b)	1,816	3,142
		343,592
Food & Staples Retailing - 0.8%
Andersons, Inc.	440	8,435
BJ's Wholesale Club Holdings, Inc. (a)	1,986	82,518
Casey's General Stores, Inc.	538	95,576
Chefs' Warehouse Holdings (a)	491	7,139
Grocery Outlet Holding Corp. (a)	1,200	47,184
Ingles Markets, Inc. Class A	213	8,103
Performance Food Group Co. (a)	1,907	66,020
PriceSmart, Inc.	344	22,859
Rite Aid Corp. (a)(b)	760	7,212
SpartanNash Co.	483	7,897
Sprouts Farmers Market LLC (a)	1,699	35,560
U.S. Foods Holding Corp. (a)	3,169	70,415
United Natural Foods, Inc. (a)	765	11,376
Weis Markets, Inc.	230	11,040
		481,334
Food Products - 1.7%
B&G Foods, Inc. Class A (b)	952	26,437
Beyond Meat, Inc. (a)(b)	717	119,065
Bunge Ltd.	2,029	92,725
Cal-Maine Foods, Inc. (a)	540	20,720
Calavo Growers, Inc.	234	15,507
Campbell Soup Co.	2,935	141,966
Darling Ingredients, Inc. (a)	2,333	84,058
Farmer Brothers Co. (a)	278	1,229
Flowers Foods, Inc.	2,826	68,757
Fresh Del Monte Produce, Inc.	427	9,787
Freshpet, Inc. (a)	584	65,204
Hostess Brands, Inc. Class A (a)	1,772	21,849
Ingredion, Inc.	962	72,804
J&J Snack Foods Corp.	215	28,034
John B. Sanfilippo & Son, Inc.	124	9,347
Lancaster Colony Corp.	282	50,422
Landec Corp. (a)	358	3,480
Pilgrim's Pride Corp. (a)	735	10,999
Post Holdings, Inc. (a)	905	77,830
Sanderson Farms, Inc.	285	33,621
Seaboard Corp.	3	8,510
The Hain Celestial Group, Inc. (a)	1,209	41,469
The Simply Good Foods Co. (a)	1,222	26,945
Tootsie Roll Industries, Inc. (b)	226	6,983
TreeHouse Foods, Inc. (a)	807	32,708
		1,070,456
Household Products - 0.2%
Central Garden & Pet Co. (a)	208	8,305
Central Garden & Pet Co. Class A (non-vtg.) (a)	507	18,323
Energizer Holdings, Inc.	837	32,760
Reynolds Consumer Products, Inc.	779	23,853
Spectrum Brands Holdings, Inc.	556	31,781
WD-40 Co.	196	37,105
		152,127
Personal Products - 0.3%
Coty, Inc. Class A	4,044	10,919
Edgewell Personal Care Co. (a)	774	21,579
elf Beauty, Inc. (a)	545	10,012
Herbalife Nutrition Ltd. (a)	1,409	65,730
Inter Parfums, Inc.	248	9,263
LifeVantage Corp. (a)	197	2,378
MediFast, Inc.	169	27,792
Nu Skin Enterprises, Inc. Class A	738	36,966
USANA Health Sciences, Inc. (a)	178	13,110
		197,749
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,887	1,209
Turning Point Brands, Inc.	231	6,445
Universal Corp.	336	14,072
Vector Group Ltd.	1,865	18,072
		39,798

TOTAL CONSUMER STAPLES		2,285,056

ENERGY - 1.8%
Energy Equipment & Services - 0.4%
Archrock, Inc.	1,774	9,544
Cactus, Inc.	666	12,781
Championx Corp. (a)	2,740	21,893
Core Laboratories NV (b)	606	9,248
DMC Global, Inc.	238	7,840
Dril-Quip, Inc. (a)	485	12,009
Exterran Corp. (a)	480	1,997
Forum Energy Technologies, Inc. (a)	1,763	969
Frank's International NV (a)	1,777	2,737
Helix Energy Solutions Group, Inc. (a)	2,143	5,165
Helmerich & Payne, Inc.	1,511	22,136
Liberty Oilfield Services, Inc. Class A	845	6,752
Matrix Service Co. (a)	293	2,447
Nabors Industries Ltd.	94	2,297
National Oilwell Varco, Inc.	5,521	50,020
Newpark Resources, Inc. (a)	1,603	1,683
Nextier Oilfield Solutions, Inc. (a)	2,341	4,331
Oceaneering International, Inc. (a)	1,507	5,305
Oil States International, Inc. (a)	664	1,813
Patterson-UTI Energy, Inc.	2,892	8,242
ProPetro Holding Corp. (a)	1,304	5,294
RPC, Inc. (a)(b)	855	2,257
SEACOR Holdings, Inc. (a)	277	8,055
Select Energy Services, Inc. Class A (a)	858	3,295
Solaris Oilfield Infrastructure, Inc. Class A	532	3,373
TechnipFMC PLC	6,008	37,910
Tidewater, Inc. (a)	475	3,187
Transocean Ltd. (United States) (a)(b)	7,834	6,321
U.S. Silica Holdings, Inc.	1,085	3,255
		262,156
Oil, Gas & Consumable Fuels - 1.4%
Antero Resources Corp. (a)(b)	3,533	9,716
Arch Resources, Inc.	212	9,006
Ardmore Shipping Corp.	581	2,068
Berry Petroleum Corp.	1,121	3,554
Bonanza Creek Energy, Inc. (a)	275	5,170
Brigham Minerals, Inc. Class A	495	4,415
Cabot Oil & Gas Corp.	5,845	101,469
Callon Petroleum Co. (a)(b)	495	2,386
Centennial Resource Development, Inc. Class A (a)(b)	3,498	2,107
Cimarex Energy Co.	1,455	35,400
Clean Energy Fuels Corp. (a)	1,458	3,616
CNX Resources Corp. (a)	3,249	30,671
CONSOL Energy, Inc. (a)	286	1,267
Continental Resources, Inc.	883	10,843
CVR Energy, Inc.	436	5,398
Delek U.S. Holdings, Inc.	879	9,783
Devon Energy Corp.	5,482	51,860
Diamond S Shipping, Inc. (a)	383	2,631
EQT Corp.	3,668	47,427
Equitrans Midstream Corp.	5,832	49,339
Falcon Minerals Corp.	631	1,540
Green Plains, Inc. (a)	491	7,601
Gulfport Energy Corp. (a)	2,454	1,294
Highpoint Resources, Inc. (a)(b)	2,099	483
HollyFrontier Corp.	2,135	42,081
International Seaways, Inc.	377	5,508
Kosmos Energy Ltd.	5,506	5,372
Laredo Petroleum, Inc. (a)	162	1,588
Magnolia Oil & Gas Corp. Class A (a)	1,859	9,611
Marathon Oil Corp.	11,303	46,229
Matador Resources Co. (a)(b)	1,564	12,919
Murphy Oil Corp.	2,128	18,982
National Energy Services Reunited Corp. (a)	501	3,196
Noble Energy, Inc.	6,949	59,414
Northern Oil & Gas, Inc. (a)(b)	583	3,346
Oasis Petroleum, Inc. (a)(b)	5,045	1,413
Ovintiv, Inc.	3,723	30,380
Par Pacific Holdings, Inc. (a)	581	3,933
Parsley Energy, Inc. Class A	4,281	40,070
PBF Energy, Inc. Class A	1,392	7,920
PDC Energy, Inc. (a)	1,391	17,241
Peabody Energy Corp.	1,085	2,496
Penn Virginia Corp. (a)(b)	247	2,433
QEP Resources, Inc.	3,452	3,116
Range Resources Corp. (b)	3,678	24,348
Renewable Energy Group, Inc. (a)(b)	560	29,915
Rex American Resources Corp. (a)	81	5,314
Ring Energy, Inc. (a)(b)	1,068	726
SM Energy Co.	1,473	2,342
Southwestern Energy Co. (a)	8,664	20,360
Talos Energy, Inc. (a)(b)	351	2,264
Targa Resources Corp.	3,340	46,860
Teekay Corp. (a)(b)	1,479	3,298
Teekay Tankers Ltd. (a)(b)	361	3,913
Tellurian, Inc. (a)(b)	3,306	2,634
W&T Offshore, Inc. (a)(b)	1,710	3,078
World Fuel Services Corp.	920	19,495
WPX Energy, Inc. (a)	5,722	28,038
		908,877

TOTAL ENERGY		1,171,033

FINANCIALS - 11.5%
Banks - 4.4%
1st Source Corp.	251	7,741
Allegiance Bancshares, Inc.	268	6,263
Amalgamated Bank	390	4,126
Ameris Bancorp	1,014	23,099
Associated Banc-Corp.	2,201	27,777
Atlantic Capital Bancshares, Inc. (a)	280	3,178
Banc of California, Inc.	669	6,770
BancFirst Corp.	260	10,618
Bancorp, Inc., Delaware (a)	771	6,661
BancorpSouth Bank	1,450	28,101
Bank of Hawaii Corp.	592	29,908
Bank OZK (b)	1,739	37,075
BankUnited, Inc.	1,333	29,206
Banner Corp.	524	16,904
Berkshire Hills Bancorp, Inc.	763	7,714
BOK Financial Corp.	444	22,870
Boston Private Financial Holdings, Inc.	1,199	6,618
Bridge Bancorp, Inc.	236	4,113
Brookline Bancorp, Inc., Delaware	1,096	9,475
Bryn Mawr Bank Corp.	276	6,864
Byline Bancorp, Inc.	321	3,621
Cadence Bancorp Class A	1,808	15,531
Camden National Corp.	233	7,042
Carter Bank & Trust	395	2,627
Cathay General Bancorp	1,073	23,263
Central Pacific Financial Corp.	409	5,550
CIT Group, Inc.	1,519	26,901
City Holding Co.	239	13,769
Columbia Banking Systems, Inc.	1,068	25,472
Comerica, Inc.	2,000	76,500
Commerce Bancshares, Inc.	1,450	81,621
Community Bank System, Inc.	772	42,043
Community Trust Bancorp, Inc.	205	5,793
ConnectOne Bancorp, Inc.	527	7,415
Cullen/Frost Bankers, Inc.	804	51,416
Customers Bancorp, Inc. (a)	381	4,267
CVB Financial Corp.	1,828	30,400
Eagle Bancorp, Inc.	462	12,377
East West Bancorp, Inc.	2,036	66,659
Enterprise Financial Services Corp.	367	10,008
Equity Bancshares, Inc. (a)	248	3,844
FB Financial Corp.	446	11,204
First Bancorp, North Carolina	443	9,272
First Bancorp, Puerto Rico	3,124	16,307
First Bancshares, Inc.	321	6,731
First Busey Corp.	733	11,647
First Citizens Bancshares, Inc.	104	33,153
First Commonwealth Financial Corp.	1,404	10,867
First Financial Bancorp, Ohio	1,424	17,095
First Financial Bankshares, Inc.	2,053	57,299
First Financial Corp., Indiana	164	5,150
First Foundation, Inc.	603	7,881
First Hawaiian, Inc.	1,844	26,683
First Horizon National Corp.	7,968	75,138
First Interstate Bancsystem, Inc.	529	16,849
First Merchants Corp.	793	18,366
First Midwest Bancorp, Inc., Delaware	1,673	18,035
Flushing Financial Corp.	403	4,240
FNB Corp., Pennsylvania	4,576	31,025
Fulton Financial Corp.	2,333	21,767
German American Bancorp, Inc.	341	9,255
Glacier Bancorp, Inc.	1,395	44,710
Great Southern Bancorp, Inc.	151	5,469
Great Western Bancorp, Inc.	764	9,512
Hancock Whitney Corp.	1,242	23,362
Hanmi Financial Corp.	365	2,997
HarborOne Bancorp, Inc.	764	6,165
Heartland Financial U.S.A., Inc.	496	14,878
Heritage Commerce Corp.	951	6,329
Heritage Financial Corp., Washington	499	9,177
Hilltop Holdings, Inc.	1,027	21,136
Home Bancshares, Inc.	2,191	33,216
Hope Bancorp, Inc.	1,812	13,744
Horizon Bancorp, Inc. Indiana	516	5,206
Independent Bank Corp.	270	3,394
Independent Bank Corp., Massachusetts	469	24,566
Independent Bank Group, Inc.	519	22,929
International Bancshares Corp.	797	20,770
Investors Bancorp, Inc.	3,271	23,747
Lakeland Bancorp, Inc.	756	7,522
Lakeland Financial Corp.	369	15,203
Live Oak Bancshares, Inc.	419	10,613
Mercantil Bank Holding Corp. Class A (a)	287	2,672
Mercantile Bank Corp.	246	4,433
Midland States Bancorp, Inc.	239	3,071
MidWestOne Financial Group, Inc.	188	3,360
National Bank Holdings Corp.	445	11,681
NBT Bancorp, Inc.	636	17,058
Nicolet Bankshares, Inc. (a)	127	6,935
OceanFirst Financial Corp.	878	12,020
OFG Bancorp	700	8,722
Old National Bancorp, Indiana	2,375	29,830
Origin Bancorp, Inc.	312	6,664
Pacific Premier Bancorp, Inc.	1,361	27,411
PacWest Bancorp	1,793	30,624
Park National Corp.	208	17,048
Peapack-Gladstone Financial Corp.	187	2,833
Peoples Bancorp, Inc.	240	4,582
Peoples United Financial, Inc.	6,111	63,004
Pinnacle Financial Partners, Inc.	1,137	40,466
Popular, Inc.	1,209	43,850
Preferred Bank, Los Angeles	207	6,649
Prosperity Bancshares, Inc.	1,333	69,089
QCR Holdings, Inc.	197	5,400
Renasant Corp.	825	18,744
S&T Bancorp, Inc.	526	9,305
Sandy Spring Bancorp, Inc.	654	15,094
Seacoast Banking Corp., Florida (a)	758	13,667
ServisFirst Bancshares, Inc.	693	23,583
Signature Bank	771	63,985
Simmons First National Corp. Class A	1,608	25,495
South State Corp.	1,021	49,161
Southside Bancshares, Inc.	470	11,482
Sterling Bancorp	2,796	29,414
Stock Yards Bancorp, Inc.	309	10,518
Synovus Financial Corp.	2,119	44,859
TCF Financial Corp.	2,190	51,158
Texas Capital Bancshares, Inc. (a)	746	23,223
Tompkins Financial Corp.	169	9,601
TowneBank	958	15,711
Trico Bancshares	359	8,792
TriState Capital Holdings, Inc. (a)	438	5,799
Triumph Bancorp, Inc. (a)	340	10,588
Trustmark Corp.	955	20,447
UMB Financial Corp.	623	30,533
Umpqua Holdings Corp.	3,132	33,262
Union Bankshares Corp.	1,181	25,238
United Bankshares, Inc., West Virginia	1,863	39,999
United Community Bank, Inc.	1,248	21,129
Univest Corp. of Pennsylvania	439	6,308
Valley National Bancorp	5,884	40,305
Veritex Holdings, Inc.	760	12,943
Washington Trust Bancorp, Inc.	264	8,094
Webster Financial Corp.	1,285	33,937
WesBanco, Inc.	964	20,591
Westamerica Bancorp.	382	20,762
Western Alliance Bancorp.	1,458	46,102
Wintrust Financial Corp.	825	33,041
Zions Bancorp NA	2,361	68,988
		2,863,069
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	671	45,883
Artisan Partners Asset Management, Inc.	860	33,531
Assetmark Financial Holdings, Inc. (a)	272	5,913
B. Riley Financial, Inc.	266	6,666
BGC Partners, Inc. Class A	4,656	11,174
Blucora, Inc. (a)	736	6,933
BrightSphere Investment Group, Inc.	866	11,171
Cohen & Steers, Inc.	347	19,342
Cowen Group, Inc. Class A	432	7,029
Diamond Hill Investment Group, Inc.	44	5,558
Donnelley Financial Solutions, Inc. (a)	427	5,705
E*TRADE Financial Corp.	3,216	160,961
Eaton Vance Corp. (non-vtg.)	1,644	62,719
Evercore, Inc. Class A	587	38,425
Federated Hermes, Inc. Class B (non-vtg.)	1,368	29,426
Focus Financial Partners, Inc. Class A (a)	436	14,296
Franklin Resources, Inc.	3,907	79,507
Greenhill & Co., Inc.	160	1,816
Hamilton Lane, Inc. Class A	451	29,130
Houlihan Lokey	742	43,815
Interactive Brokers Group, Inc.	1,152	55,676
INTL FCStone, Inc. (a)	234	11,971
Invesco Ltd.	5,411	61,740
Janus Henderson Group PLC (b)	2,170	47,132
Lazard Ltd. Class A	1,624	53,673
LPL Financial	1,157	88,707
Moelis & Co. Class A	813	28,569
Morningstar, Inc.	313	50,271
Och-Ziff Capital Management Group LLC Class A	253	2,970
Oppenheimer Holdings, Inc. Class A (non-vtg.)	108	2,411
Piper Jaffray Companies	198	14,454
PJT Partners, Inc.	350	21,214
SEI Investments Co.	1,780	90,282
Stifel Financial Corp.	989	50,004
Tradeweb Markets, Inc. Class A	1,309	75,922
Victory Capital Holdings, Inc.	215	3,631
Virtu Financial, Inc. Class A	1,195	27,497
Virtus Investment Partners, Inc.	103	14,281
Waddell & Reed Financial, Inc. Class A (b)	930	13,811
WisdomTree Investments, Inc.	1,772	5,670
		1,338,886
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	179	60,617
CURO Group Holdings Corp.	238	1,678
Encore Capital Group, Inc. (a)(b)	452	17,443
Enova International, Inc. (a)	465	7,621
EZCORP, Inc. (non-vtg.) Class A (a)	790	3,974
First Cash Financial Services, Inc.	599	34,269
Green Dot Corp. Class A (a)	785	39,729
LendingClub Corp. (a)	1,010	4,757
LendingTree, Inc. (a)(b)	114	34,985
Navient Corp.	2,774	23,440
Nelnet, Inc. Class A	309	18,617
OneMain Holdings, Inc.	1,084	33,875
PRA Group, Inc. (a)	674	26,926
Regional Management Corp. (a)	156	2,599
Santander Consumer U.S.A. Holdings, Inc.	1,042	18,954
SLM Corp.	5,417	43,824
World Acceptance Corp. (a)	66	6,966
		380,274
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	1,258	46,873
Jefferies Financial Group, Inc.	3,089	55,602
On Deck Capital, Inc. (a)	989	1,582
Voya Financial, Inc.	1,845	88,431
		192,488
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	691	8,824
American Equity Investment Life Holding Co.	1,370	30,126
American Financial Group, Inc.	1,031	69,056
American National Group, Inc.	123	8,306
Amerisafe, Inc.	278	15,946
Argo Group International Holdings, Ltd.	503	17,318
Assurant, Inc.	869	105,418
Assured Guaranty Ltd.	1,187	25,497
Athene Holding Ltd. (a)	1,816	61,889
Axis Capital Holdings Ltd.	1,154	50,822
Brighthouse Financial, Inc. (a)	1,332	35,844
CNO Financial Group, Inc.	2,038	32,690
eHealth, Inc. (a)	371	29,309
Employers Holdings, Inc.	419	12,675
Enstar Group Ltd. (a)	189	30,524
Erie Indemnity Co. Class A	359	75,491
First American Financial Corp.	1,630	82,983
Genworth Financial, Inc. Class A (a)	7,242	24,261
Goosehead Insurance	227	19,656
Greenlight Capital Re, Ltd. (a)	308	2,073
Hallmark Financial Services, Inc. (a)	223	584
Hanover Insurance Group, Inc.	543	50,597
HCI Group, Inc.	79	3,894
Heritage Insurance Holdings, Inc.	334	3,380
Horace Mann Educators Corp.	607	20,274
James River Group Holdings Ltd.	440	19,593
Kemper Corp.	884	59,078
Kinsale Capital Group, Inc.	305	58,005
MBIA, Inc. (a)	690	4,181
Mercury General Corp.	384	15,886
National General Holdings Corp.	976	32,940
National Western Life Group, Inc.	33	6,031
Old Republic International Corp.	4,056	59,785
Palomar Holdings, Inc. (a)	314	32,731
Primerica, Inc.	581	65,734
ProAssurance Corp.	770	12,043
ProSight Global, Inc. (a)	139	1,576
Reinsurance Group of America, Inc.	990	94,238
RenaissanceRe Holdings Ltd.	744	126,287
RLI Corp.	570	47,726
Safety Insurance Group, Inc.	204	14,094
Selective Insurance Group, Inc.	861	44,333
State Auto Financial Corp.	295	4,059
Stewart Information Services Corp.	403	17,623
Third Point Reinsurance Ltd. (a)	1,093	7,596
Trupanion, Inc. (a)(b)	469	37,004
United Fire Group, Inc.	311	6,320
United Insurance Holdings Corp.	327	1,982
Universal Insurance Holdings, Inc.	460	6,366
Unum Group	2,918	49,110
White Mountains Insurance Group Ltd.	45	35,055
		1,676,813
Mortgage Real Estate Investment Trusts - 0.7%
AG Mortgage Investment Trust, Inc.	575	1,587
Anworth Mortgage Asset Corp.	1,766	2,896
Apollo Commercial Real Estate Finance, Inc.	1,927	17,362
Ares Commercial Real Estate Corp.	527	4,817
Arlington Asset Investment Corp.	734	2,085
Armour Residential REIT, Inc.	995	9,462
Blackstone Mortgage Trust, Inc.	2,103	46,203
Capstead Mortgage Corp.	1,496	8,408
Cherry Hill Mortgage Investment Corp.	291	2,613
Chimera Investment Corp.	3,334	27,339
Colony NorthStar Credit Real Estate, Inc.	1,015	4,984
Dynex Capital, Inc.	363	5,521
Exantas Capital Corp. (b)	576	1,204
Granite Point Mortgage Trust, Inc.	791	5,608
Great Ajax Corp.	310	2,570
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,073	45,356
Invesco Mortgage Capital, Inc. (b)	2,713	7,352
KKR Real Estate Finance Trust, Inc.	436	7,207
Ladder Capital Corp. Class A	1,591	11,328
MFA Financial, Inc.	6,566	17,597
New Residential Investment Corp.	5,975	47,501
New York Mortgage Trust, Inc.	5,425	13,834
Orchid Island Capital, Inc.	934	4,679
PennyMac Mortgage Investment Trust	1,469	23,607
Redwood Trust, Inc.	1,637	12,310
Starwood Property Trust, Inc.	4,093	61,763
TPG RE Finance Trust, Inc.	900	7,614
Two Harbors Investment Corp.	3,919	19,948
Western Asset Mortgage Capital Corp.	942	1,922
ZAIS Financial Corp.	550	6,160
		430,837
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	761	17,739
Capitol Federal Financial, Inc.	1,915	17,742
Columbia Financial, Inc. (a)	756	8,392
Dime Community Bancshares, Inc.	414	4,682
Essent Group Ltd.	1,619	59,919
Farmer Mac Class C (non-vtg.)	119	7,576
First Defiance Financial Corp.	511	7,959
Flagstar Bancorp, Inc.	594	17,600
HomeStreet, Inc.	353	9,093
Kearny Financial Corp.	1,073	7,736
Meridian Bancorp, Inc. Maryland	707	7,317
Meta Financial Group, Inc.	495	9,514
MGIC Investment Corp.	4,874	43,184
New York Community Bancorp, Inc.	6,691	55,335
NMI Holdings, Inc. (a)	1,268	22,570
Northfield Bancorp, Inc.	639	5,828
Northwest Bancshares, Inc.	1,841	16,937
Pennymac Financial Services, Inc.	598	34,756
Provident Financial Services, Inc.	1,017	12,407
Radian Group, Inc.	2,757	40,280
TFS Financial Corp.	682	10,019
Trustco Bank Corp., New York	1,471	7,679
Walker & Dunlop, Inc.	409	21,677
Washington Federal, Inc.	1,133	23,634
Waterstone Financial, Inc.	316	4,895
WMI Holdings Corp. (a)	1,033	23,057
WSFS Financial Corp.	753	20,308
		517,835

TOTAL FINANCIALS		7,400,202

HEALTH CARE - 16.6%
Biotechnology - 6.6%
89Bio, Inc. (a)	87	2,232
Abeona Therapeutics, Inc. (a)	1,010	1,030
ACADIA Pharmaceuticals, Inc. (a)	1,655	68,269
Acceleron Pharma, Inc. (a)	751	84,510
Acorda Therapeutics, Inc. (a)(b)	1,048	540
Adamas Pharmaceuticals, Inc. (a)	224	923
ADMA Biologics, Inc. (a)(b)	1,189	2,842
Adverum Biotechnologies, Inc. (a)	1,268	13,060
Agenus, Inc. (a)	2,135	8,540
Agios Pharmaceuticals, Inc. (a)	824	28,840
Aimmune Therapeutics, Inc. (a)	667	22,978
Akebia Therapeutics, Inc. (a)	2,275	5,710
Akero Therapeutics, Inc. (a)	254	7,821
Albireo Pharma, Inc. (a)	255	8,509
Aldeyra Therapeutics, Inc. (a)	555	4,113
Alector, Inc. (a)	751	7,912
Alkermes PLC (a)	2,283	37,829
Allakos, Inc. (a)(b)	400	32,580
Allogene Therapeutics, Inc. (a)	958	36,126
Amicus Therapeutics, Inc. (a)	3,721	52,541
AnaptysBio, Inc. (a)	266	3,924
Anavex Life Sciences Corp. (a)(b)	825	3,754
Anika Therapeutics, Inc. (a)	188	6,653
Apellis Pharmaceuticals, Inc. (a)	780	23,533
Arcus Biosciences, Inc. (a)	648	11,107
Arcutis Biotherapeutics, Inc. (a)(b)	235	6,886
Ardelyx, Inc. (a)	813	4,268
Arena Pharmaceuticals, Inc. (a)	831	62,150
Arrowhead Pharmaceuticals, Inc. (a)	1,473	63,427
Assembly Biosciences, Inc. (a)	469	7,710
Atara Biotherapeutics, Inc. (a)	1,068	13,841
Athenex, Inc. (a)	917	11,096
Avid Bioservices, Inc. (a)	755	5,753
AVROBIO, Inc. (a)	475	6,185
Beam Therapeutics, Inc. (b)	313	7,706
BioCryst Pharmaceuticals, Inc. (a)(b)	2,539	8,721
Biohaven Pharmaceutical Holding Co. Ltd. (a)	729	47,392
Biospecifics Technologies Corp. (a)	85	4,491
Black Diamond Therapeutics, Inc. (a)(b)	236	7,134
bluebird bio, Inc. (a)	951	51,306
Blueprint Medicines Corp. (a)	794	73,604
Bridgebio Pharma, Inc. (a)(b)	1,108	41,572
Calithera Biosciences, Inc. (a)	821	2,832
CareDx, Inc. (a)	705	26,748
Castle Biosciences, Inc. (a)	199	10,239
Catalyst Biosciences, Inc. (a)(b)	307	1,320
Catalyst Pharmaceutical Partners, Inc. (a)	1,618	4,805
Cel-Sci Corp. (a)(b)	536	6,834
ChemoCentryx, Inc. (a)	723	39,620
Clovis Oncology, Inc. (a)(b)	1,380	8,045
Coherus BioSciences, Inc. (a)(b)	873	16,011
Concert Pharmaceuticals, Inc. (a)	378	3,712
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,016	1,829
Cortexyme, Inc. (a)(b)	191	9,550
Cue Biopharma, Inc. (a)	424	6,381
Cytokinetics, Inc. (a)	1,007	21,802
CytomX Therapeutics, Inc. (a)	745	4,954
Deciphera Pharmaceuticals, Inc. (a)	567	29,087
Denali Therapeutics, Inc. (a)	1,166	41,778
Dicerna Pharmaceuticals, Inc. (a)	973	17,504
Dynavax Technologies Corp. (a)(b)	1,317	5,689
Eagle Pharmaceuticals, Inc. (a)	187	7,944
Editas Medicine, Inc. (a)(b)	915	25,675
Eiger Biopharmaceuticals, Inc. (a)	389	3,166
Emergent BioSolutions, Inc. (a)	647	66,855
Enanta Pharmaceuticals, Inc. (a)	258	11,811
Epizyme, Inc. (a)	1,328	15,843
Esperion Therapeutics, Inc. (a)(b)	411	15,277
Exelixis, Inc. (a)	4,497	109,952
Fate Therapeutics, Inc. (a)	1,049	41,929
FibroGen, Inc. (a)	1,191	48,974
Five Prime Therapeutics, Inc. (a)	564	2,651
Flexion Therapeutics, Inc. (a)	636	6,621
G1 Therapeutics, Inc. (a)	414	4,782
Geron Corp. (a)(b)	4,796	8,345
Global Blood Therapeutics, Inc. (a)	881	48,578
GlycoMimetics, Inc. (a)	694	2,131
Gossamer Bio, Inc. (a)(b)	648	8,042
Gritstone Oncology, Inc. (a)(b)	327	867
Halozyme Therapeutics, Inc. (a)	1,856	48,776
Heron Therapeutics, Inc. (a)	1,212	17,962
Homology Medicines, Inc. (a)	497	5,318
ImmunoGen, Inc. (a)	2,670	9,612
Immunomedics, Inc. (a)	2,976	253,049
Inovio Pharmaceuticals, Inc. (a)(b)	2,408	27,933
Insmed, Inc. (a)	1,460	46,924
Intellia Therapeutics, Inc. (a)(b)	771	15,327
Intercept Pharmaceuticals, Inc. (a)(b)	393	16,294
Invitae Corp. (a)	1,896	82,192
Ionis Pharmaceuticals, Inc. (a)	2,009	95,327
Iovance Biotherapeutics, Inc. (a)(b)	2,007	66,070
Ironwood Pharmaceuticals, Inc. Class A (a)	2,339	21,039
Jounce Therapeutics, Inc. (a)	279	2,277
Kadmon Holdings, Inc. (a)	2,290	8,977
Kalvista Pharmaceuticals, Inc. (a)	195	2,455
Karuna Therapeutics, Inc. (a)	233	18,016
Karyopharm Therapeutics, Inc. (a)	907	13,242
Kiniksa Pharmaceuticals Ltd. (a)	346	5,301
Kodiak Sciences, Inc. (a)	385	22,796
Krystal Biotech, Inc. (a)	223	9,600
Kura Oncology, Inc. (a)	811	24,849
La Jolla Pharmaceutical Co. (a)(b)	342	1,378
Ligand Pharmaceuticals, Inc. Class B (a)(b)	241	22,972
Macrogenics, Inc. (a)	777	19,573
Madrigal Pharmaceuticals, Inc. (a)(b)	135	16,029
MannKind Corp. (a)(b)	2,958	5,561
Minerva Neurosciences, Inc. (a)	559	1,778
Mirati Therapeutics, Inc. (a)	564	93,652
Moderna, Inc. (a)(b)	4,342	307,197
Molecular Templates, Inc. (a)	515	5,624
Momenta Pharmaceuticals, Inc. (a)	1,712	89,846
Myriad Genetics, Inc. (a)	1,057	13,783
Natera, Inc. (a)	1,106	79,897
Neurocrine Biosciences, Inc. (a)	1,354	130,201
NextCure, Inc. (a)	155	1,364
Novavax, Inc. (a)	821	88,955
Opko Health, Inc. (a)(b)	6,435	23,745
PDL BioPharma, Inc. (a)	1,556	4,901
PhaseBio Pharmaceuticals, Inc. (a)(b)	264	927
Pieris Pharmaceuticals, Inc. (a)(b)	801	1,658
Precigen, Inc. (a)(b)	891	3,119
Protagonist Therapeutics, Inc. (a)	504	9,853
Prothena Corp. PLC (a)	366	3,656
PTC Therapeutics, Inc. (a)	988	46,189
Puma Biotechnology, Inc. (a)	566	5,711
Radius Health, Inc. (a)	654	7,416
Recro Pharma, Inc. (a)	271	569
REGENXBIO, Inc. (a)	427	11,751
Repligen Corp. (a)	703	103,721
Retrophin, Inc. (a)	684	12,627
Revolution Medicines, Inc.	588	20,462
Rhythm Pharmaceuticals, Inc. (a)(b)	429	9,296
Rigel Pharmaceuticals, Inc. (a)	2,592	6,221
Rocket Pharmaceuticals, Inc. (a)	554	12,664
Rubius Therapeutics, Inc. (a)	588	2,946
Sage Therapeutics, Inc. (a)	747	45,657
Sangamo Therapeutics, Inc. (a)	1,684	15,914
Sarepta Therapeutics, Inc. (a)	1,135	159,388
Sesen Bio, Inc. (a)	1,602	2,243
Sorrento Therapeutics, Inc. (a)(b)	2,920	32,558
Spectrum Pharmaceuticals, Inc. (a)	2,115	8,629
Stoke Therapeutics, Inc. (a)	223	7,468
Syndax Pharmaceuticals, Inc. (a)	383	5,653
Syros Pharmaceuticals, Inc. (a)	544	4,809
TCR2 Therapeutics, Inc. (a)	334	6,787
TG Therapeutics, Inc. (a)	1,499	40,113
Translate Bio, Inc. (a)(b)	993	13,515
Turning Point Therapeutics, Inc. (a)	528	46,126
Twist Bioscience Corp. (a)	547	41,556
Ultragenyx Pharmaceutical, Inc. (a)	819	67,314
United Therapeutics Corp. (a)	638	64,438
UNITY Biotechnology, Inc. (a)(b)	519	1,796
Vanda Pharmaceuticals, Inc. (a)	826	7,979
Veracyte, Inc. (a)	830	26,967
Verastem, Inc. (a)(b)	2,683	3,246
Vericel Corp. (a)	645	11,952
Viking Therapeutics, Inc. (a)(b)	980	5,704
Voyager Therapeutics, Inc. (a)	420	4,481
Xbiotech, Inc. (a)	224	4,276
Xencor, Inc. (a)	825	32,002
XOMA Corp. (a)(b)	174	3,278
Y-mAbs Therapeutics, Inc. (a)	356	13,667
ZIOPHARM Oncology, Inc. (a)(b)	2,837	7,149
		4,250,544
Health Care Equipment & Supplies - 3.1%
Abiomed, Inc. (a)	653	180,920
Accelerate Diagnostics, Inc. (a)(b)	391	4,168
Accuray, Inc. (a)	1,011	2,426
Alphatec Holdings, Inc. (a)	648	4,303
Angiodynamics, Inc. (a)	545	6,573
Antares Pharma, Inc. (a)	2,333	6,299
Atricure, Inc. (a)	653	26,055
Atrion Corp.	20	12,520
Avanos Medical, Inc. (a)	667	22,158
AxoGen, Inc. (a)	553	6,431
Axonics Modulation Technologies, Inc. (a)	421	21,488
BioLife Solutions, Inc. (a)(b)	361	10,447
Cantel Medical Corp.	552	24,255
Cardiovascular Systems, Inc.(a)	561	22,075
Cerus Corp. (a)	2,340	14,648
CONMED Corp.	410	32,255
Cryolife, Inc. (a)(b)	517	9,549
CryoPort, Inc. (a)	572	27,113
Cutera, Inc. (a)	266	5,046
Genmark Diagnostics, Inc. (a)	992	14,086
Glaukos Corp. (a)(b)	643	31,841
Globus Medical, Inc. (a)	1,083	53,630
Haemonetics Corp. (a)	729	63,605
Heska Corp. (a)	133	13,139
Hill-Rom Holdings, Inc.	957	79,919
ICU Medical, Inc. (a)	280	51,173
Inogen, Inc. (a)	288	8,352
Integer Holdings Corp. (a)	465	27,440
Integra LifeSciences Holdings Corp. (a)	1,015	47,928
IntriCon Corp. (a)	149	1,815
Invacare Corp.	466	3,504
IRadimed Corp. (a)	92	1,967
iRhythm Technologies, Inc. (a)	415	98,816
Lantheus Holdings, Inc. (a)	908	11,504
LeMaitre Vascular, Inc.	253	8,230
LivaNova PLC (a)	698	31,557
Masimo Corp. (a)	732	172,796
Meridian Bioscience, Inc. (a)	581	9,865
Merit Medical Systems, Inc. (a)	703	30,581
Mesa Laboratories, Inc.	70	17,833
Natus Medical, Inc. (a)	459	7,863
Neogen Corp. (a)	762	59,627
Nevro Corp. (a)	494	68,814
NuVasive, Inc. (a)	737	35,796
OraSure Technologies, Inc. (a)	999	12,158
Orthofix International NV (a)	253	7,878
OrthoPediatrics Corp. (a)(b)	197	9,046
Penumbra, Inc. (a)	484	94,080
Quidel Corp. (a)	555	121,756
Seaspine Holdings Corp. (a)	288	4,118
Senseonics Holdings, Inc. (a)(b)	2,507	971
Shockwave Medical, Inc. (a)	449	34,034
SI-BONE, Inc. (a)	311	7,377
Sientra, Inc. (a)	763	2,594
Silk Road Medical, Inc. (a)	486	32,664
Staar Surgical Co. (a)	661	37,386
SurModics, Inc. (a)	176	6,848
Tactile Systems Technology, Inc. (a)(b)	263	9,623
Tandem Diabetes Care, Inc. (a)	880	99,880
TransMedics Group, Inc. (a)	344	4,740
Vapotherm, Inc. (a)	286	8,294
Varex Imaging Corp. (a)	589	7,492
ViewRay, Inc. (a)	1,784	6,244
Wright Medical Group NV (a)	2,178	66,516
Zynex, Inc. (a)(b)	330	5,759
		1,969,868
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc. (a)	1,035	29,353
Acadia Healthcare Co., Inc. (a)	1,277	37,646
Addus HomeCare Corp. (a)	215	20,320
Amedisys, Inc. (a)	468	110,649
American Renal Associates Holdings, Inc. (a)	246	1,697
AMN Healthcare Services, Inc. (a)	676	39,519
Apollo Medical Holdings, Inc. (a)	187	3,355
BioScrip, Inc. (a)	774	10,348
BioTelemetry, Inc. (a)	501	22,836
Brookdale Senior Living, Inc. (a)	2,740	6,960
Chemed Corp.	231	110,961
Community Health Systems, Inc. (a)(b)	1,585	6,689
Corvel Corp. (a)	138	11,789
Covetrus, Inc. (a)	1,439	35,112
Cross Country Healthcare, Inc. (a)	539	3,498
DaVita HealthCare Partners, Inc. (a)	1,160	99,354
Encompass Health Corp.	1,431	92,986
Guardant Health, Inc. (a)	1,127	125,976
Hanger, Inc. (a)	517	8,179
HealthEquity, Inc. (a)	1,103	56,661
LHC Group, Inc. (a)	457	97,140
Magellan Health Services, Inc. (a)	330	25,007
MEDNAX, Inc. (a)	1,289	20,985
Molina Healthcare, Inc. (a)	861	157,597
National Healthcare Corp.	177	11,029
National Research Corp. Class A	188	9,251
Owens & Minor, Inc.	899	22,574
Patterson Companies, Inc.	1,228	29,601
Pennant Group, Inc. (a)	379	14,614
PetIQ, Inc. Class A (a)(b)	299	9,843
Premier, Inc.	1,035	33,979
Providence Service Corp. (a)	181	16,817
R1 RCM, Inc. (a)	1,673	28,692
RadNet, Inc. (a)	651	9,993
Select Medical Holdings Corp. (a)	1,533	31,917
Surgery Partners, Inc. (a)	317	6,942
Tenet Healthcare Corp. (a)	1,515	37,133
The Ensign Group, Inc.	727	41,483
The Joint Corp. (a)	195	3,391
Tivity Health, Inc. (a)	536	7,515
Triple-S Management Corp. (a)	360	6,433
U.S. Physical Therapy, Inc.	185	16,073
		1,471,897
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	2,418	19,683
Change Healthcare, Inc. (a)	3,321	48,188
Computer Programs & Systems, Inc.	195	5,384
Evolent Health, Inc. (a)	1,117	13,862
Health Catalyst, Inc. (a)(b)	431	15,775
HealthStream, Inc. (a)	376	7,546
HMS Holdings Corp. (a)	1,270	30,417
Inovalon Holdings, Inc. Class A (a)	1,064	28,143
Inspire Medical Systems, Inc. (a)	387	49,942
Nextgen Healthcare, Inc. (a)	792	10,090
Omnicell, Inc. (a)	616	45,991
OptimizeRx Corp. (a)	143	2,982
Phreesia, Inc. (a)	359	11,535
Schrodinger, Inc.	473	22,472
Simulations Plus, Inc.	219	16,504
Tabula Rasa HealthCare, Inc. (a)(b)	320	13,046
Teladoc Health, Inc. (a)	1,183	259,361
Vocera Communications, Inc. (a)	459	13,348
		614,269
Life Sciences Tools & Services - 1.7%
Adaptive Biotechnologies Corp. (a)	1,171	56,946
Avantor, Inc. (a)	6,443	144,903
Bio-Rad Laboratories, Inc. Class A (a)	310	159,793
Bio-Techne Corp.	559	138,481
Bruker Corp.	1,470	58,433
Charles River Laboratories International, Inc. (a)	721	163,270
Codexis, Inc. (a)	796	9,345
Fluidigm Corp. (a)	1,095	8,136
Frontage Holdings Corp. (a)(d)	10,000	4,503
Luminex Corp.	610	16,013
Medpace Holdings, Inc. (a)	393	43,918
Nanostring Technologies, Inc. (a)	561	25,077
NeoGenomics, Inc. (a)	1,590	58,655
Pacific Biosciences of California, Inc. (a)	2,541	25,080
PPD, Inc.	1,563	57,815
PRA Health Sciences, Inc. (a)	919	93,223
Quanterix Corp. (a)	321	10,831
Syneos Health, Inc. (a)	1,010	53,692
		1,128,114
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)	1,268	1,801
Aerie Pharmaceuticals, Inc. (a)(b)	631	7,427
Akcea Therapeutics, Inc. (a)	256	4,644
AMAG Pharmaceuticals, Inc. (a)	502	4,719
Amneal Pharmaceuticals, Inc. (a)	1,670	6,480
Amphastar Pharmaceuticals, Inc. (a)	549	10,294
ANI Pharmaceuticals, Inc. (a)	162	4,570
Arvinas Holding Co. LLC (a)	349	8,240
Assertio Holdings, Inc. (a)	1,469	978
Axsome Therapeutics, Inc. (a)	381	27,146
Biodelivery Sciences International, Inc. (a)	1,486	5,543
Cara Therapeutics, Inc. (a)(b)	568	7,228
Catalent, Inc. (a)	2,377	203,614
Chiasma, Inc. (a)(b)	878	3,775
Collegium Pharmaceutical, Inc. (a)	475	9,890
Corcept Therapeutics, Inc. (a)(b)	1,497	26,055
CorMedix, Inc. (a)	448	2,701
CymaBay Therapeutics, Inc. (a)	991	7,175
Durect Corp. (a)	2,658	4,545
Endo International PLC (a)	3,147	10,385
Evofem Biosciences, Inc. (a)	906	2,138
Evolus, Inc. (a)	390	1,525
Horizon Therapeutics PLC (a)	3,056	237,390
Innoviva, Inc. (a)(b)	893	9,332
Intersect ENT, Inc. (a)	430	7,013
Intra-Cellular Therapies, Inc. (a)	1,005	25,788
Jazz Pharmaceuticals PLC (a)	806	114,928
Kala Pharmaceuticals, Inc. (a)	530	3,975
Lannett Co., Inc. (a)(b)	568	3,470
Mallinckrodt PLC (a)(b)	1,534	1,493
MyoKardia, Inc. (a)	762	103,883
Nektar Therapeutics (a)(b)	2,562	42,504
Ocular Therapeutix, Inc. (a)(b)	912	6,940
Odonate Therapeutics, Inc. (a)	203	2,726
Omeros Corp. (a)(b)	880	8,892
OptiNose, Inc. (a)	432	1,685
Pacira Biosciences, Inc. (a)	615	36,974
Paratek Pharmaceuticals, Inc. (a)	663	3,587
Perrigo Co. PLC	1,957	89,846
Phibro Animal Health Corp. Class A	304	5,290
Prestige Brands Holdings, Inc. (a)	702	25,567
Reata Pharmaceuticals, Inc. (a)(b)	344	33,512
Revance Therapeutics, Inc. (a)	884	22,224
Royalty Pharma PLC	1,166	49,054
Supernus Pharmaceuticals, Inc. (a)	753	15,693
TherapeuticsMD, Inc. (a)(b)	3,748	5,922
Theravance Biopharma, Inc. (a)	675	9,980
Tricida, Inc. (a)	487	4,412
WAVE Life Sciences (a)	327	2,776
Xeris Pharmaceuticals, Inc. (a)	633	3,754
Zogenix, Inc. (a)	814	14,595
Zynerba Pharmaceuticals, Inc. (a)(b)	439	1,453
		1,255,531

TOTAL HEALTH CARE		10,690,223

INDUSTRIALS - 14.6%
Aerospace & Defense - 0.9%
AAR Corp.	445	8,366
Aerojet Rocketdyne Holdings, Inc. (a)	1,050	41,885
AeroVironment, Inc. (a)	328	19,683
Astronics Corp. (a)	394	3,042
Axon Enterprise, Inc. (a)	913	82,809
BWX Technologies, Inc.	1,370	77,145
Cubic Corp. (b)	466	27,107
Curtiss-Wright Corp.	596	55,583
Ducommun, Inc. (a)	160	5,267
Hexcel Corp.	1,198	40,193
Kaman Corp.	402	15,666
Kratos Defense & Security Solutions, Inc. (a)	1,769	34,106
Maxar Technologies, Inc. (b)	866	21,598
Mercury Systems, Inc. (a)	805	62,355
Moog, Inc. Class A	437	27,763
National Presto Industries, Inc.	76	6,221
Park Aerospace Corp.	206	2,250
Parsons Corp. (a)	346	11,605
Spirit AeroSystems Holdings, Inc. Class A	1,502	28,403
Triumph Group, Inc.	731	4,759
Vectrus, Inc. (a)	178	6,764
		582,570
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	851	21,326
Atlas Air Worldwide Holdings, Inc. (a)	378	23,020
C.H. Robinson Worldwide, Inc.	1,954	199,679
Echo Global Logistics, Inc. (a)	373	9,612
Forward Air Corp.	393	22,550
Hub Group, Inc. Class A (a)	479	24,043
XPO Logistics, Inc. (a)	1,329	112,513
		412,743
Airlines - 0.3%
Alaska Air Group, Inc.	1,852	67,839
Allegiant Travel Co.	188	22,522
Hawaiian Holdings, Inc.	642	8,275
JetBlue Airways Corp. (a)	3,924	44,459
Mesa Air Group, Inc. (a)	427	1,260
SkyWest, Inc.	740	22,096
Spirit Airlines, Inc. (a)(b)	1,275	20,528
		186,979
Building Products - 1.5%
A.O. Smith Corp.	1,974	104,227
AAON, Inc.	588	35,427
Advanced Drain Systems, Inc.	703	43,895
American Woodmark Corp. (a)	247	19,399
Apogee Enterprises, Inc.	424	9,061
Armstrong World Industries, Inc.	687	47,272
Builders FirstSource, Inc. (a)	1,682	54,867
Cornerstone Building Brands, Inc. (a)	531	4,237
CSW Industrials, Inc.	198	15,296
Gibraltar Industries, Inc. (a)	461	30,030
Griffon Corp.	644	12,584
Insteel Industries, Inc.	255	4,769
Jeld-Wen Holding, Inc. (a)	953	21,538
Lennox International, Inc.	506	137,941
Masonite International Corp. (a)	351	34,538
Owens Corning	1,576	108,445
Patrick Industries, Inc.	321	18,464
PGT, Inc. (a)	840	14,717
Quanex Building Products Corp.	511	9,423
Resideo Technologies, Inc. (a)	1,763	19,393
Simpson Manufacturing Co. Ltd.	627	60,919
Trex Co., Inc. (a)	1,685	120,646
UFP Industries, Inc.	883	49,898
		976,986
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	958	35,120
ACCO Brands Corp.	1,441	8,358
ADS Waste Holdings, Inc. (a)	1,308	39,541
Brady Corp. Class A	712	28,494
BrightView Holdings, Inc. (a)	455	5,187
Casella Waste Systems, Inc. Class A (a)	649	36,247
Cimpress PLC (a)	279	20,970
Clean Harbors, Inc. (a)	733	41,070
Covanta Holding Corp.	1,656	12,834
Deluxe Corp.	598	15,387
Ennis, Inc.	399	6,959
Harsco Corp. (a)	1,133	15,760
Healthcare Services Group, Inc. (b)	1,101	23,705
Herman Miller, Inc.	868	26,179
HNI Corp.	622	19,518
IAA Spinco, Inc. (a)	1,927	100,339
Interface, Inc.	883	5,404
KAR Auction Services, Inc.	1,940	27,936
Kimball International, Inc. Class B	485	5,112
Knoll, Inc.	646	7,791
Matthews International Corp. Class A	439	9,816
McGrath RentCorp.	355	21,154
MSA Safety, Inc.	520	69,768
Pitney Bowes, Inc.	2,458	13,052
Quad/Graphics, Inc.	617	1,870
R.R. Donnelley & Sons Co.	1,139	1,663
Rollins, Inc.	2,147	116,346
SP Plus Corp. (a)	325	5,834
Steelcase, Inc. Class A	1,257	12,708
Stericycle, Inc. (a)	1,314	82,861
Team, Inc. (a)	520	2,860
Tetra Tech, Inc.	776	74,108
The Brink's Co.	725	29,790
U.S. Ecology, Inc.	447	14,603
UniFirst Corp.	219	41,472
Viad Corp.	270	5,624
		985,440
Construction & Engineering - 0.9%
AECOM (a)	2,336	97,738
Aegion Corp. (a)	463	6,542
Ameresco, Inc. Class A (a)	305	10,187
Arcosa, Inc.	689	30,378
Argan, Inc.	228	9,555
Comfort Systems U.S.A., Inc.	536	27,609
Construction Partners, Inc. Class A (a)	524	9,537
Dycom Industries, Inc. (a)	459	24,244
EMCOR Group, Inc.	787	53,288
Fluor Corp.	1,777	15,655
Granite Construction, Inc.	670	11,799
Great Lakes Dredge & Dock Corp. (a)	992	9,434
MasTec, Inc. (a)	804	33,929
MYR Group, Inc. (a)	255	9,481
Northwest Pipe Co. (a)	115	3,043
NV5 Holdings, Inc. (a)	163	8,602
Primoris Services Corp.	661	11,924
Quanta Services, Inc.	2,010	106,249
Sterling Construction Co., Inc. (a)	391	5,537
Tutor Perini Corp. (a)	605	6,734
Valmont Industries, Inc.	306	37,999
Willscot Mobile Mini Holdings (a)	2,496	41,633
		571,097
Electrical Equipment - 1.5%
Acuity Brands, Inc.	570	58,340
Allied Motion Technologies, Inc.	105	4,334
American Superconductor Corp. (a)	334	4,836
Atkore International Group, Inc. (a)	692	15,729
AZZ, Inc.	380	12,966
Bloom Energy Corp. Class A (a)(b)	1,174	21,097
Encore Wire Corp.	281	13,044
EnerSys	610	40,943
Generac Holdings, Inc. (a)	912	176,600
GrafTech International Ltd.	1,328	9,084
Hubbell, Inc. Class B	790	108,104
nVent Electric PLC	2,467	43,641
Plug Power, Inc. (a)(b)	5,779	77,496
Powell Industries, Inc.	154	3,716
Regal Beloit Corp.	584	54,820
Sensata Technologies, Inc. PLC (a)	2,290	98,791
Sunrun, Inc. (a)	1,846	142,271
Thermon Group Holdings, Inc. (a)	487	5,469
TPI Composites, Inc. (a)	474	13,727
Vicor Corp. (a)	310	24,096
Vivint Solar, Inc. (a)	727	30,788
		959,892
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	797	97,529
Raven Industries, Inc.	516	11,104
		108,633
Machinery - 4.1%
AGCO Corp.	885	65,729
Alamo Group, Inc.	136	14,692
Albany International Corp. Class A	433	21,438
Allison Transmission Holdings, Inc.	1,627	57,173
Altra Industrial Motion Corp.	875	32,349
Astec Industries, Inc.	327	17,740
Barnes Group, Inc.	655	23,410
Blue Bird Corp. (a)	263	3,198
Chart Industries, Inc. (a)	507	35,627
CIRCOR International, Inc. (a)	308	8,424
Colfax Corp. (a)	1,448	45,409
Columbus McKinnon Corp. (NY Shares)	336	11,122
Commercial Vehicle Group, Inc. (a)	477	3,115
Crane Co.	706	35,392
Donaldson Co., Inc.	1,842	85,506
Douglas Dynamics, Inc.	328	11,218
Energy Recovery, Inc. (a)(b)	576	4,723
Enerpac Tool Group Corp. Class A	881	16,572
EnPro Industries, Inc.	294	16,585
ESCO Technologies, Inc.	373	30,049
Evoqua Water Technologies Corp. (a)	1,332	28,265
Federal Signal Corp.	856	25,038
Flowserve Corp.	1,867	50,950
Franklin Electric Co., Inc.	554	32,592
Gates Industrial Corp. PLC (a)	589	6,550
Gorman-Rupp Co.	269	7,925
Graco, Inc.	2,426	148,835
Greenbrier Companies, Inc. (b)	475	13,965
Helios Technologies, Inc.	455	16,562
Hillenbrand, Inc.	1,065	30,203
Hyster-Yale Materials Handling Class A	129	4,792
Ingersoll Rand, Inc. (a)	5,377	191,421
ITT, Inc.	1,245	73,517
John Bean Technologies Corp.	457	41,994
Kadant, Inc.	170	18,635
Kennametal, Inc.	1,194	34,554
Lincoln Electric Holdings, Inc.	870	80,075
Lindsay Corp.	154	14,889
LiqTech International, Inc. (a)(b)	284	2,400
Lydall, Inc. (a)	212	3,506
Manitowoc Co., Inc. (a)	428	3,599
Meritor, Inc. (a)	1,102	23,076
Middleby Corp. (a)	815	73,114
Miller Industries, Inc.	150	4,586
Mueller Industries, Inc.	828	22,406
Mueller Water Products, Inc. Class A	2,300	23,897
Navistar International Corp. (a)	718	31,262
NN, Inc.	496	2,559
Nordson Corp.	780	149,620
Omega Flex, Inc.	39	6,112
Oshkosh Corp.	980	72,030
Pentair PLC	2,417	110,626
Proto Labs, Inc. (a)	385	49,858
RBC Bearings, Inc. (a)	360	43,636
REV Group, Inc.	307	2,422
Rexnord Corp.	1,738	51,862
Snap-On, Inc.	794	116,821
SPX Corp. (a)	657	30,472
SPX Flow, Inc. (a)	610	26,120
Standex International Corp.	171	10,123
Tennant Co.	265	15,995
Terex Corp.	994	19,244
The Shyft Group, Inc.	486	9,176
Timken Co.	975	52,865
Toro Co.	1,563	131,214
TriMas Corp. (a)	672	15,322
Trinity Industries, Inc. (b)	1,276	24,882
Wabash National Corp. (b)	856	10,238
Watts Water Technologies, Inc. Class A	399	39,960
Welbilt, Inc. (a)	1,837	11,316
Woodward, Inc.	833	66,773
		2,617,325
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	185	3,028
Genco Shipping & Trading Ltd.	462	3,188
Kirby Corp. (a)	858	31,034
Matson, Inc.	617	24,736
		61,986
Professional Services - 1.1%
ASGN, Inc. (a)	755	47,988
Barrett Business Services, Inc.	101	5,296
CBIZ, Inc. (a)	782	17,884
CoreLogic, Inc.	1,144	77,414
CRA International, Inc.	102	3,822
Exponent, Inc.	744	53,590
Forrester Research, Inc. (a)	152	4,984
Franklin Covey Co. (a)	170	3,016
FTI Consulting, Inc. (a)	526	55,740
Heidrick & Struggles International, Inc.	279	5,482
Huron Consulting Group, Inc. (a)	318	12,507
ICF International, Inc.	243	14,952
Insperity, Inc.	520	34,055
Kelly Services, Inc. Class A (non-vtg.)	450	7,668
Kforce, Inc.	298	9,587
Korn Ferry	806	23,374
Manpower, Inc.	834	61,157
MISTRAS Group, Inc. (a)	308	1,204
Nielsen Holdings PLC	5,121	72,616
Resources Connection, Inc.	430	4,967
Robert Half International, Inc.	1,651	87,404
TriNet Group, Inc. (a)	581	34,465
TrueBlue, Inc. (a)	548	8,489
Upwork, Inc. (a)	1,263	22,027
Willdan Group, Inc. (a)	175	4,464
		674,152
Road & Rail - 0.8%
AMERCO	129	45,921
ArcBest Corp.	360	11,182
Avis Budget Group, Inc. (a)(b)	741	19,503
Covenant Transport Group, Inc. Class A (a)	182	3,183
Heartland Express, Inc.	716	13,318
J.B. Hunt Transport Services, Inc.	1,208	152,667
Knight-Swift Transportation Holdings, Inc. Class A	1,846	75,132
Landstar System, Inc.	563	70,651
Marten Transport Ltd.	839	13,692
Ryder System, Inc.	769	32,483
Saia, Inc. (a)	377	47,555
Schneider National, Inc. Class B	540	13,354
Universal Logistics Holdings, Inc.	112	2,336
Werner Enterprises, Inc.	837	35,146
YRC Worldwide, Inc. (a)(b)	571	2,238
		538,361
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	1,528	44,954
Applied Industrial Technologies, Inc.	553	30,470
Beacon Roofing Supply, Inc. (a)	781	24,266
BlueLinx Corp. (a)	124	2,670
BMC Stock Holdings, Inc. (a)	968	41,459
CAI International, Inc.	259	7,130
DXP Enterprises, Inc. (a)	206	3,323
Foundation Building Materials, Inc. (a)	307	4,826
GATX Corp. (b)	521	33,214
GMS, Inc. (a)	611	14,725
H&E Equipment Services, Inc.	425	8,356
HD Supply Holdings, Inc. (a)	2,360	97,326
Herc Holdings, Inc. (a)	347	13,745
MRC Global, Inc. (a)	818	3,501
MSC Industrial Direct Co., Inc. Class A	655	41,448
Now, Inc. (a)	1,510	6,855
Rush Enterprises, Inc. Class A	400	20,216
SiteOne Landscape Supply, Inc. (a)	636	77,560
Textainer Group Holdings Ltd. (a)	634	8,977
Titan Machinery, Inc. (a)	263	3,479
Triton International Ltd.	820	33,349
Univar, Inc. (a)	2,433	41,069
Veritiv Corp. (a)	208	2,633
Watsco, Inc.	478	111,321
WESCO International, Inc. (a)	633	27,865
		704,737
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	1,048	28,181

TOTAL INDUSTRIALS		9,409,082

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.1%
Acacia Communications, Inc. (a)	569	38,351
ADTRAN, Inc.	615	6,307
Applied Optoelectronics, Inc. (a)(b)	368	4,140
CalAmp Corp. (a)	424	3,049
Calix Networks, Inc. (a)	776	13,797
Casa Systems, Inc. (a)	474	1,910
Ciena Corp. (a)	2,240	88,906
CommScope Holding Co., Inc. (a)	2,885	25,965
Comtech Telecommunications Corp.	373	5,222
Digi International, Inc. (a)	437	6,830
EchoStar Holding Corp. Class A (a)	725	18,045
Extreme Networks, Inc. (a)	1,913	7,690
F5 Networks, Inc. (a)	888	109,020
Harmonic, Inc. (a)	1,476	8,236
Infinera Corp. (a)(b)	2,761	17,008
Inseego Corp. (a)(b)	982	10,134
InterDigital, Inc.	439	25,049
Juniper Networks, Inc.	4,811	103,437
Lumentum Holdings, Inc. (a)	1,099	82,568
NETGEAR, Inc. (a)	423	13,037
NetScout Systems, Inc. (a)	1,021	22,288
Plantronics, Inc.	590	6,986
Sonus Networks, Inc. (a)	1,666	6,447
Ubiquiti, Inc. (b)	108	17,999
ViaSat, Inc. (a)	917	31,536
Viavi Solutions, Inc. (a)	3,255	38,181
		712,138
Electronic Equipment & Components - 2.1%
Akoustis Technologies, Inc. (a)(b)	458	3,737
Arlo Technologies, Inc. (a)	1,153	6,065
Arrow Electronics, Inc. (a)	1,118	87,942
Avnet, Inc.	1,410	36,434
Badger Meter, Inc.	429	28,044
Belden, Inc.	634	19,730
Benchmark Electronics, Inc.	515	10,377
Cognex Corp.	2,509	163,336
Coherent, Inc. (a)	348	38,604
CTS Corp.	436	9,605
Dolby Laboratories, Inc. Class A	930	61,640
ePlus, Inc. (a)	192	14,054
Fabrinet (a)	527	33,217
FARO Technologies, Inc. (a)	248	15,123
Fitbit, Inc. (a)	3,308	23,024
FLIR Systems, Inc.	1,919	68,796
II-VI, Inc. (a)	1,519	61,611
Insight Enterprises, Inc. (a)	497	28,120
IPG Photonics Corp. (a)	514	87,365
Itron, Inc. (a)	579	35,168
Jabil, Inc.	1,950	66,807
Knowles Corp. (a)	1,336	19,906
Littelfuse, Inc.	350	62,069
Luna Innovations, Inc. (a)	393	2,350
Methode Electronics, Inc. Class A	513	14,621
MTS Systems Corp.	273	5,217
Napco Security Technolgies, Inc. (a)	199	4,677
National Instruments Corp.	1,895	67,652
nLIGHT, Inc. (a)	521	12,233
Novanta, Inc. (a)	507	53,407
OSI Systems, Inc. (a)	249	19,325
Par Technology Corp. (a)(b)	243	9,844
PC Connection, Inc.	168	6,898
Plexus Corp. (a)	415	29,311
Rogers Corp. (a)	264	25,888
Sanmina Corp. (a)	973	26,320
ScanSource, Inc. (a)	396	7,853
SYNNEX Corp.	593	83,056
TTM Technologies, Inc. (a)	1,381	15,757
Vishay Intertechnology, Inc.	1,908	29,708
Vishay Precision Group, Inc. (a)	161	4,077
		1,398,968
IT Services - 2.1%
Alliance Data Systems Corp.	685	28,756
Brightcove, Inc. (a)	542	5,550
CACI International, Inc. Class A (a)	361	76,951
Cardtronics PLC (a)	494	9,781
Cass Information Systems, Inc.	183	7,364
Conduent, Inc. (a)	2,539	8,074
CSG Systems International, Inc.	488	19,984
DXC Technology Co.	3,649	65,135
Endurance International Group Holdings, Inc. (a)	929	5,332
Euronet Worldwide, Inc. (a)	751	68,416
EVERTEC, Inc.	851	29,538
EVO Payments, Inc. Class A (a)	594	14,761
ExlService Holdings, Inc. (a)	491	32,391
Fastly, Inc. Class A (a)	1,080	101,174
Genpact Ltd.	2,583	100,608
GreenSky, Inc. Class A (a)	758	3,366
GTT Communications, Inc. (a)(b)	516	2,663
Hackett Group, Inc.	335	3,745
i3 Verticals, Inc. Class A (a)	220	5,555
International Money Express, Inc. (a)	399	5,732
KBR, Inc.	2,049	45,816
Limelight Networks, Inc. (a)	1,866	10,748
Liveramp Holdings, Inc. (a)	946	48,974
ManTech International Corp. Class A	386	26,588
Maximus, Inc.	883	60,406
MongoDB, Inc. Class A (a)(b)	734	169,928
NIC, Inc.	997	19,641
Paysign, Inc. (a)	417	2,369
Perficient, Inc. (a)	470	20,088
Perspecta, Inc.	1,955	38,025
Repay Holdings Corp. (a)	941	22,114
Sabre Corp.	4,466	29,074
Science Applications International Corp.	836	65,559
Switch, Inc. Class A	1,170	18,264
Sykes Enterprises, Inc. (a)	594	20,321
Ttec Holdings, Inc.	251	13,692
Unisys Corp. (a)	952	10,158
Verra Mobility Corp. (a)	1,970	19,030
Virtusa Corp. (a)	411	20,205
WEX, Inc. (a)	643	89,358
		1,345,234
Semiconductors & Semiconductor Equipment - 3.2%
ACM Research, Inc. (a)	149	10,296
Advanced Energy Industries, Inc. (a)	551	34,680
Alpha & Omega Semiconductor Ltd. (a)	330	4,231
Ambarella, Inc. (a)	490	25,568
Amkor Technology, Inc. (a)	1,537	17,214
Axcelis Technologies, Inc. (a)	470	10,340
Brooks Automation, Inc.	1,062	49,128
Cabot Microelectronics Corp.	418	59,695
Ceva, Inc. (a)	317	12,480
Cirrus Logic, Inc. (a)	841	56,725
Cohu, Inc.	573	9,844
Cree, Inc. (a)	1,599	101,920
Diodes, Inc. (a)	615	34,717
DSP Group, Inc. (a)	327	4,310
Enphase Energy, Inc. (a)	1,830	151,140
Entegris, Inc.	1,958	145,558
First Solar, Inc. (a)	1,226	81,161
FormFactor, Inc. (a)	1,121	27,947
Ichor Holdings Ltd. (a)	350	7,550
Impinj, Inc. (a)	308	8,116
Inphi Corp. (a)	749	84,075
Kulicke & Soffa Industries, Inc.	876	19,622
Lattice Semiconductor Corp. (a)	1,952	56,530
MACOM Technology Solutions Holdings, Inc. (a)	647	22,004
Maxeon Solar Technologies Ltd. (a)(b)	205	3,477
MaxLinear, Inc. Class A (a)	987	22,938
MKS Instruments, Inc.	805	87,930
Monolithic Power Systems, Inc.	613	171,401
NeoPhotonics Corp. (a)	631	3,843
NVE Corp.	70	3,436
ON Semiconductor Corp. (a)	5,993	129,988
Onto Innovation, Inc. (a)	705	20,995
PDF Solutions, Inc. (a)	426	7,970
Photronics, Inc. (a)	889	8,854
Power Integrations, Inc.	864	47,866
Rambus, Inc. (a)	1,603	21,945
Semtech Corp. (a)	940	49,782
Silicon Laboratories, Inc. (a)	630	61,646
SiTime Corp.	133	11,176
SMART Global Holdings, Inc. (a)	190	5,195
SolarEdge Technologies, Inc. (a)	729	173,757
SunPower Corp. (a)(b)	1,155	14,449
Synaptics, Inc. (a)	494	39,727
Ultra Clean Holdings, Inc. (a)	616	13,219
Universal Display Corp.	624	112,782
Veeco Instruments, Inc. (a)	771	8,998
		2,056,225
Software - 8.9%
2U, Inc. (a)	1,025	34,707
8x8, Inc. (a)	1,521	23,652
A10 Networks, Inc. (a)	880	5,606
ACI Worldwide, Inc. (a)	1,667	43,559
Agilysys, Inc. (a)	307	7,417
Alarm.com Holdings, Inc. (a)	642	35,471
Altair Engineering, Inc. Class A (a)	616	25,860
Alteryx, Inc. Class A (a)(b)	780	88,569
Anaplan, Inc. (a)	1,998	125,035
AppFolio, Inc. (a)	228	32,333
Appian Corp. Class A (a)(b)	541	35,030
Aspen Technology, Inc. (a)	982	124,311
Asure Software, Inc. (a)(b)	190	1,435
Avalara, Inc. (a)	1,210	154,081
Avaya Holdings Corp. (a)	1,070	16,264
Benefitfocus, Inc. (a)	385	4,312
Bill.Com Holdings, Inc. (a)	848	85,063
Blackbaud, Inc.	709	39,583
BlackLine, Inc. (a)	729	65,340
Bottomline Technologies, Inc. (a)	557	23,483
Box, Inc. Class A (a)	2,006	34,824
CDK Global, Inc.	1,739	75,803
Cerence, Inc. (a)	529	25,852
Ceridian HCM Holding, Inc. (a)	1,882	155,547
Cloudera, Inc. (a)	2,932	31,929
CommVault Systems, Inc. (a)	667	27,214
Cornerstone OnDemand, Inc. (a)	867	31,524
Crowdstrike Holdings, Inc. (a)	2,189	300,593
Digimarc Corp. (a)(b)	203	4,533
Digital Turbine, Inc. (a)	1,059	34,672
Domo, Inc. Class B (a)	381	14,604
Dropbox, Inc. Class A (a)	4,281	82,452
Dynatrace, Inc. (a)	2,657	108,990
Ebix, Inc. (b)	346	7,128
Elastic NV (a)	870	93,864
Envestnet, Inc. (a)	772	59,568
Everbridge, Inc. (a)	497	62,488
FireEye, Inc. (a)	3,233	39,911
Five9, Inc. (a)	942	122,159
HubSpot, Inc. (a)	620	181,183
Intelligent Systems Corp. (a)	97	3,781
j2 Global, Inc. (a)	642	44,439
LivePerson, Inc. (a)	883	45,907
Manhattan Associates, Inc. (a)	925	88,328
MicroStrategy, Inc. Class A (a)	110	16,562
Mitek Systems, Inc. (a)	652	8,306
MobileIron, Inc. (a)	1,444	10,122
Model N, Inc. (a)	440	15,523
New Relic, Inc. (a)	744	41,932
Nuance Communications, Inc. (a)	4,104	136,212
Nutanix, Inc. Class A (a)	2,651	58,799
Onespan, Inc. (a)	516	10,815
Parametric Technology Corp. (a)	1,515	125,321
Pareteum Corp. (a)(b)	2,314	1,566
Paylocity Holding Corp. (a)	542	87,490
Pegasystems, Inc.	566	68,509
Pluralsight, Inc. (a)	1,430	24,496
Progress Software Corp.	659	24,172
Proofpoint, Inc. (a)	838	88,451
PROS Holdings, Inc. (a)	585	18,685
Q2 Holdings, Inc. (a)	728	66,437
QAD, Inc. Class A	178	7,512
Qualys, Inc. (a)	484	47,437
Rapid7, Inc. (a)	732	44,828
RealPage, Inc. (a)	1,293	74,529
SailPoint Technologies Holding, Inc. (a)	1,322	52,312
SecureWorks Corp. (a)	152	1,731
ShotSpotter, Inc. (a)	137	4,252
Smartsheet, Inc. (a)	1,612	79,665
Smith Micro Software, Inc. (a)	420	1,567
SolarWinds, Inc. (a)	1,021	20,767
Sprout Social, Inc. (a)	394	15,169
SPS Commerce, Inc. (a)	501	39,013
SurveyMonkey (a)	1,687	37,300
Synchronoss Technologies, Inc. (a)	613	1,845
TeleNav, Inc. (a)	663	2,387
Tenable Holdings, Inc. (a)	946	35,712
Teradata Corp. (a)(b)	1,561	35,435
Upland Software, Inc. (a)	354	13,346
Varonis Systems, Inc. (a)	454	52,401
Verint Systems, Inc. (a)	926	44,615
VirnetX Holding Corp.	904	4,764
Workiva, Inc. (a)	571	31,839
Xperi Holding Corp.	1,547	17,775
Yext, Inc. (a)	1,329	20,174
Zendesk, Inc. (a)	1,671	171,979
Zix Corp. (a)	820	4,789
Zoom Video Communications, Inc. Class A (a)	2,635	1,238,720
Zscaler, Inc. (a)	1,042	146,599
Zuora, Inc. (a)	1,433	14,817
		5,715,081
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	1,873	9,196
Avid Technology, Inc. (a)	586	5,016
Dell Technologies, Inc. (a)	3,393	229,672
Diebold Nixdorf, Inc. (a)(b)	1,073	8,198
Immersion Corp. (a)	242	1,706
NCR Corp. (a)	1,837	40,671
Pure Storage, Inc. Class A (a)	3,434	52,849
Xerox Holdings Corp.	2,566	48,164
		395,472

TOTAL INFORMATION TECHNOLOGY		11,623,118

MATERIALS - 4.7%
Chemicals - 2.3%
Advanced Emissions Solutions, Inc.	295	1,198
AdvanSix, Inc. (a)	432	5,564
Albemarle Corp. U.S.	1,551	138,473
American Vanguard Corp.	383	5,033
Amyris, Inc. (a)	1,799	5,253
Ashland Global Holdings, Inc.	782	55,459
Axalta Coating Systems Ltd. (a)	3,017	66,887
Balchem Corp.	465	45,398
Cabot Corp.	799	28,788
CF Industries Holdings, Inc.	3,155	96,890
Chase Corp.	112	10,685
Element Solutions, Inc. (a)	3,152	33,128
Ferro Corp. (a)	1,188	14,731
GCP Applied Technologies, Inc. (a)	691	14,476
H.B. Fuller Co.	743	34,015
Huntsman Corp.	2,857	63,454
Ingevity Corp. (a)	591	29,219
Innospec, Inc.	360	22,795
Intrepid Potash, Inc. (a)	150	1,266
Koppers Holdings, Inc. (a)	336	7,026
Kraton Performance Polymers, Inc. (a)	493	8,785
Kronos Worldwide, Inc.	318	4,089
Livent Corp. (a)	2,109	18,918
Minerals Technologies, Inc.	492	25,141
NewMarket Corp.	105	35,944
Olin Corp.	2,042	25,280
PolyOne Corp.	1,310	34,663
PQ Group Holdings, Inc. (a)	569	5,838
Quaker Chemical Corp. (b)	190	34,145
Rayonier Advanced Materials, Inc. (a)	825	2,640
RPM International, Inc.	1,887	156,319
Sensient Technologies Corp.	609	35,164
Stepan Co.	313	34,117
The Chemours Co. LLC	2,362	49,389
The Mosaic Co.	5,054	92,337
The Scotts Miracle-Gro Co. Class A	594	90,829
Tredegar Corp.	381	5,665
Trinseo SA	542	13,897
Tronox Holdings PLC	1,217	9,578
Valvoline, Inc.	2,659	50,627
Venator Materials PLC (a)	844	1,629
W.R. Grace & Co.	892	35,939
Westlake Chemical Corp.	494	31,231
		1,481,902
Construction Materials - 0.2%
Eagle Materials, Inc.	601	51,878
Forterra, Inc. (a)	264	3,120
Summit Materials, Inc. (a)	1,640	27,126
U.S. Concrete, Inc. (a)	237	6,882
		89,006
Containers & Packaging - 1.0%
Aptargroup, Inc.	938	106,182
Berry Global Group, Inc. (a)	1,933	93,403
Graphic Packaging Holding Co.	4,020	56,642
Greif, Inc. Class A	385	13,941
Myers Industries, Inc.	552	7,303
O-I Glass, Inc.	2,308	24,442
Packaging Corp. of America	1,375	149,944
Sealed Air Corp.	2,267	87,982
Silgan Holdings, Inc.	1,129	41,513
Sonoco Products Co.	1,439	73,490
UFP Technologies, Inc. (a)	81	3,355
		658,197
Metals & Mining - 1.0%
Alcoa Corp. (a)	2,668	31,029
Allegheny Technologies, Inc. (a)	1,813	15,809
Carpenter Technology Corp.	699	12,694
Century Aluminum Co. (a)	775	5,518
Cleveland-Cliffs, Inc.	5,738	36,838
Coeur d'Alene Mines Corp. (a)	3,442	25,402
Commercial Metals Co.	1,709	34,146
Compass Minerals International, Inc.	487	28,903
Contura Energy, Inc. (a)	320	2,342
Gold Resource Corp.	987	3,366
Haynes International, Inc.	214	3,657
Hecla Mining Co.	7,617	38,694
Kaiser Aluminum Corp.	221	11,843
Materion Corp.	289	15,037
McEwen Mining, Inc. (a)	3,226	3,420
Reliance Steel & Aluminum Co.	927	94,591
Royal Gold, Inc.	955	114,762
Ryerson Holding Corp. (a)	318	1,822
Schnitzer Steel Industries, Inc. Class A	426	8,192
Steel Dynamics, Inc.	2,911	83,342
SunCoke Energy, Inc.	1,248	4,268
TimkenSteel Corp. (a)	642	2,279
United States Steel Corp.	3,117	22,879
Warrior Metropolitan Coal, Inc.	725	12,383
Worthington Industries, Inc.	516	21,042
		634,258
Paper & Forest Products - 0.2%
Boise Cascade Co.	555	22,156
Clearwater Paper Corp. (a)	258	9,789
Domtar Corp.	832	21,857
Louisiana-Pacific Corp.	1,622	47,865
Mercer International, Inc. (SBI)	496	3,274
Neenah, Inc.	230	8,618
P.H. Glatfelter Co.	597	8,221
Resolute Forest Products (a)	1,346	6,030
Schweitzer-Mauduit International, Inc.	433	13,159
Verso Corp.	521	4,111
		145,080

TOTAL MATERIALS		3,008,443

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust (SBI)	1,250	13,125
Agree Realty Corp.	785	49,957
Alexander & Baldwin, Inc.	1,106	12,398
Alexanders, Inc.	33	8,092
American Assets Trust, Inc.	712	17,152
American Campus Communities, Inc.	1,986	69,351
American Finance Trust, Inc.	1,539	9,650
American Homes 4 Rent Class A	3,903	111,157
Americold Realty Trust	2,973	106,285
Apartment Investment & Management Co. Class A	2,209	74,487
Apple Hospitality (REIT), Inc.	2,990	28,734
Armada Hoffler Properties, Inc.	904	8,371
Ashford Hospitality Trust, Inc.	140	231
Bluerock Residential Growth (REIT), Inc.	314	2,380
Braemar Hotels & Resorts, Inc.	532	1,330
Brandywine Realty Trust (SBI)	2,535	26,212
Brixmor Property Group, Inc.	4,269	49,905
CareTrust (REIT), Inc.	1,430	25,447
CatchMark Timber Trust, Inc.	757	6,760
CBL & Associates Properties, Inc. (a)	2,758	444
Chatham Lodging Trust	642	4,892
City Office REIT, Inc.	716	5,384
Colony Capital, Inc.	7,080	19,328
Columbia Property Trust, Inc.	1,691	18,449
Community Healthcare Trust, Inc.	303	14,168
CoreCivic, Inc.	1,720	13,760
CorEnergy Infrastructure Trust, Inc.	226	1,320
CorePoint Lodging, Inc.	448	2,442
CoreSite Realty Corp.	623	74,062
Corporate Office Properties Trust (SBI)	1,620	38,426
Cousins Properties, Inc.	2,145	61,326
CubeSmart	2,840	91,760
CyrusOne, Inc.	1,701	119,121
DiamondRock Hospitality Co.	2,837	14,384
Diversified Healthcare Trust (SBI)	3,403	11,979
Douglas Emmett, Inc.	2,392	60,039
Easterly Government Properties, Inc.	1,193	26,735
EastGroup Properties, Inc.	580	75,011
Empire State Realty Trust, Inc.	2,122	12,987
EPR Properties	1,074	29,535
Equity Commonwealth	1,767	47,055
Essential Properties Realty Trust, Inc.	1,473	26,985
Federal Realty Investment Trust (SBI)	992	72,852
First Industrial Realty Trust, Inc.	1,878	74,744
Four Corners Property Trust, Inc.	1,043	26,690
Franklin Street Properties Corp.	1,317	4,820
Front Yard Residential Corp. Class B	783	6,843
Gaming & Leisure Properties	3,031	111,935
Getty Realty Corp.	515	13,395
Gladstone Commercial Corp.	467	7,869
Gladstone Land Corp.	301	4,521
Global Medical REIT, Inc.	660	8,910
Global Net Lease, Inc.	1,286	20,447
Government Properties Income Trust	701	14,525
Healthcare Realty Trust, Inc.	1,975	59,487
Healthcare Trust of America, Inc.	3,212	83,512
Hersha Hospitality Trust	643	3,562
Highwoods Properties, Inc. (SBI)	1,512	50,758
Hospitality Properties Trust (SBI)	2,440	19,398
Hudson Pacific Properties, Inc.	2,216	48,597
Independence Realty Trust, Inc.	1,384	16,041
Industrial Logistics Properties Trust	939	20,536
Investors Real Estate Trust	180	11,731
Iron Mountain, Inc.	4,208	112,732
iStar Financial, Inc.	1,135	13,404
JBG SMITH Properties	1,635	43,720
Jernigan Capital, Inc.	342	5,862
Kilroy Realty Corp.	1,540	80,018
Kimco Realty Corp.	6,225	70,094
Kite Realty Group Trust	1,237	14,324
Lamar Advertising Co. Class A	1,243	82,249
Lexington Corporate Properties Trust	4,026	42,072
Life Storage, Inc.	693	72,952
LTC Properties, Inc.	592	20,637
Mack-Cali Realty Corp.	1,249	15,762
Monmouth Real Estate Investment Corp. Class A	1,495	20,706
National Health Investors, Inc.	645	38,874
National Retail Properties, Inc.	2,504	86,413
National Storage Affiliates Trust	894	29,243
New Senior Investment Group, Inc.	1,046	4,184
NexPoint Residential Trust, Inc.	314	13,926
Omega Healthcare Investors, Inc.	3,309	99,071
Outfront Media, Inc.	2,079	30,249
Paramount Group, Inc.	2,427	17,183
Park Hotels & Resorts, Inc.	3,394	33,906
Pebblebrook Hotel Trust	2,010	25,185
Pennsylvania Real Estate Investment Trust (SBI)	1,173	650
Physicians Realty Trust	3,060	54,805
Piedmont Office Realty Trust, Inc. Class A	1,820	24,697
Plymouth Industrial REIT, Inc.	345	4,257
Potlatch Corp.	970	40,837
Preferred Apartment Communities, Inc. Class A	700	3,780
PS Business Parks, Inc.	291	35,615
QTS Realty Trust, Inc. Class A	889	56,025
Ramco-Gershenson Properties Trust (SBI)	1,246	6,778
Rayonier, Inc.	1,973	52,166
Retail Opportunity Investments Corp.	1,716	17,872
Retail Properties America, Inc.	3,160	18,360
Retail Value, Inc.	274	3,444
Rexford Industrial Realty, Inc.	1,820	83,283
RLJ Lodging Trust	2,346	20,316
Ryman Hospitality Properties, Inc.	789	29,035
Sabra Health Care REIT, Inc.	2,966	40,886
Safety Income and Growth, Inc.	197	12,234
Saul Centers, Inc.	217	5,768
Seritage Growth Properties (a)	529	7,115
SITE Centers Corp.	2,171	15,631
SL Green Realty Corp.	1,056	48,967
Spirit Realty Capital, Inc.	1,486	50,153
Stag Industrial, Inc.	2,204	67,200
Store Capital Corp.	3,335	91,479
Summit Hotel Properties, Inc.	1,452	7,521
Sunstone Hotel Investors, Inc.	3,208	25,472
Tanger Factory Outlet Centers, Inc. (b)	1,456	8,780
Taubman Centers, Inc.	890	29,628
Terreno Realty Corp.	993	54,377
The GEO Group, Inc.	1,798	20,389
The Macerich Co. (b)	1,659	11,265
UMH Properties, Inc.	601	8,138
Uniti Group, Inc.	2,748	28,950
Universal Health Realty Income Trust (SBI)	181	10,315
Urban Edge Properties	1,580	15,358
Urstadt Biddle Properties, Inc. Class A	471	4,333
Washington Prime Group, Inc. (b)	3,408	2,206
Washington REIT (SBI)	1,173	23,612
Weingarten Realty Investors (SBI)	1,717	29,120
Whitestone REIT Class B	634	3,804
Xenia Hotels & Resorts, Inc.	1,635	14,355
		4,133,531
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	165	2,091
CTO Realty Growth, Inc.	51	2,249
eXp World Holdings, Inc. (a)	406	16,378
Forestar Group, Inc. (a)	275	4,868
Howard Hughes Corp. (a)	647	37,267
Jones Lang LaSalle, Inc.	744	71,171
Kennedy-Wilson Holdings, Inc.	1,837	26,673
Marcus & Millichap, Inc. (a)	367	10,100
Newmark Group, Inc.	2,236	9,660
RE/MAX Holdings, Inc.	244	7,986
Realogy Holdings Corp.	1,702	16,067
Redfin Corp. (a)	1,433	71,550
The RMR Group, Inc.	230	6,318
The St. Joe Co. (a)	448	9,242
		291,620

TOTAL REAL ESTATE		4,425,151

UTILITIES - 2.1%
Electric Utilities - 0.8%
Allete, Inc.	744	38,495
Avangrid, Inc.	826	41,680
Hawaiian Electric Industries, Inc.	1,572	52,253
IDACORP, Inc.	727	58,087
MGE Energy, Inc.	532	33,335
NRG Energy, Inc.	3,546	109,004
OGE Energy Corp.	2,918	87,511
Otter Tail Corp.	579	20,942
PNM Resources, Inc.	1,146	47,364
Portland General Electric Co.	1,290	45,795
		534,466
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	238	20,063
National Fuel Gas Co.	1,304	52,929
New Jersey Resources Corp.	1,369	36,990
Northwest Natural Holding Co.	428	19,427
ONE Gas, Inc.	758	52,310
South Jersey Industries, Inc.	1,446	27,864
Southwest Gas Holdings, Inc.	800	50,480
Spire, Inc.	732	38,942
UGI Corp.	3,025	99,765
		398,770
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	505	12,474
Class C	1,042	28,092
Ormat Technologies, Inc.	572	33,811
Sunnova Energy International, Inc. (a)	665	20,223
		94,600
Multi-Utilities - 0.3%
Avista Corp.	977	33,335
Black Hills Corp.	901	48,194
MDU Resources Group, Inc.	2,888	64,980
NorthWestern Energy Corp.	725	35,264
Unitil Corp.	233	9,003
		190,776
Water Utilities - 0.2%
American States Water Co.	530	39,724
Cadiz, Inc. (a)(b)	490	4,866
California Water Service Group	711	30,893
Middlesex Water Co.	250	15,538
SJW Corp.	378	23,005
York Water Co.	204	8,623
		122,649

TOTAL UTILITIES		1,341,261

TOTAL COMMON STOCKS
(Cost $62,138,458)		62,722,176

Money Market Funds - 7.3%
Fidelity Cash Central Fund 0.10% (e)	1,528,825	1,529,131
Fidelity Securities Lending Cash Central Fund 0.10% (e)(f)	3,174,445	3,174,763
TOTAL MONEY MARKET FUNDS
(Cost $4,703,894)		4,703,894
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $66,842,352)		67,426,070
NET OTHER ASSETS (LIABILITIES) - (4.7)%(g)		(3,022,539)
NET ASSETS - 100%		$64,403,531

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	11	Dec. 2020	$827,420	$(1,212)	$(1,212)
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Dec. 2020	927,950	(3,785)	(3,785)
TOTAL FUTURES CONTRACTS					$(4,997)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,217 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $56,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,462
Fidelity Securities Lending Cash Central Fund	34,990
Total	$40,452

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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